PERSPECTIVE II SM
                           FIXED AND VARIABLE ANNUITY
                                    Issued by
           Jackson National Life Insurance Company(R) of New York and
                            JNLNY Separate Account I

The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity contracts, with:

>> 4 GUARANTEED FIXED ACCOUNTS, (with guaranteed periods of 1,3,5,7 years), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York ("we" or "us");

>> 47 INVESTMENT DIVISIONS of JNLNY Separate Account I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNLNY Variable Fund I LLC, mutual funds with a full range of investment objectives;

>> A base contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

     o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

     o receive income payments in the INCOME PHASE on a fixed, variable or fixed and variable basis;

     o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us and could be greater; and

     o have significant ACCESS TO YOUR CONTRACT VALUES without incurring a withdrawal charge in the event of certain serious health-related emergencies.

>> A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base contract, according to your personal preferences, including:

     o 3 types of "CONTRACT ENHANCEMENTS" (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first contract year);

     o    a  SHORTENED   WITHDRAWAL  CHARGE  PERIOD  (5  years  instead  of  the
          Contract's usual 7 year period); and

     o a 20% ADDITIONAL FREE WITHDRAWAL FEATURE that permits you greater access to your contract values without a withdrawal charge.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.


________________________________________________________________________________
PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A CONTRACT. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

To learn more about the Perspective II Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 17, 2002, by calling us at (800) 599-5651 or by writing us at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
________________________________________________________________________________


THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE II FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
                      o Not insured by any federal agency
--------------------------------------------------------------------------------


       "JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                  May 17, 2002




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                                TABLE OF CONTENTS

KEY FACTS................................................................................................................1
FEE TABLE................................................................................................................3
THE ANNUITY CONTRACT....................................................................................................11
JACKSON NATIONAL NY.....................................................................................................11
THE GUARANTEED FIXED ACCOUNTS...........................................................................................12
THE SEPARATE ACCOUNT....................................................................................................12
INVESTMENT DIVISIONS....................................................................................................12
CONTRACT CHARGES........................................................................................................19
PURCHASES...............................................................................................................23
TRANSFERS...............................................................................................................26
ACCESS TO YOUR MONEY....................................................................................................27
INCOME PAYMENTS (THE INCOME PHASE)......................................................................................28
DEATH BENEFIT...........................................................................................................29
TAXES...................................................................................................................31
OTHER INFORMATION.......................................................................................................33
PRIVACY POLICY..........................................................................................................35
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................................................36
APPENDIX A.............................................................................................................A-1
APPENDIX B.............................................................................................................B-1



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


                                    KEY FACTS

THE ANNUITY CONTRACT

Your Contract permits you to accumulate your contract values

o on a fixed basis through allocations to one of our four Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5, or 7 years), or

o on a variable basis, by allocations to one or more of the investment divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Guaranteed Fixed Accounts and the Investment Divisions together as "ALLOCATION OPTIONS.")

Regardless of which Allocation Option(s) you select, investment earnings on your premiums will be TAX DEFERRED. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

--------------------------------------------------------------------------------
OPTIONAL FEATURES

Optional features of your Contract include:

o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first contract year); which primarily enhances contract values and certain benefits in the first seven (five for the 2% enhancement) years of the contract. See "Optional Contract Enhancements" at page 24;

o a 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT (permits you to withdraw 20% of premium still subject to a withdrawal charge minus earnings during each contract year without a withdrawal charge); and

o a FIVE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may not allocate your contract values to more than 18 Allocation Options, at any one time. Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you must make an initial premium payment of at least $5,000 ($2,000 for a qualified plan contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). We reserve the right to refuse any premium payment.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can withdraw all or a portion of your contract values during the accumulation phase. Withdrawals may be subject to a withdrawal charge and an "INTEREST RATE ADJUSTMENT". We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income payments from us (most typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary, the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges and adjustments), and premium taxes or the greatest anniversary value prior to your 86th birthday, minus withdrawals and withdrawal charges plus premium paid since that anniversary.

--------------------------------------------------------------------------------
FREE LOOK

If you cancel your Contract within twenty days after receiving it, we will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Accounts, minus any withdrawals from the Guaranteed Fixed Accounts, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the postmark date or the date the Contract is returned to the selling agent.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as TAX-DEFERRAL). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

--------------------------------------------------------------------------------
EXPENSES

Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Table:



                                    FEE TABLE

OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE (as a percentage of premium payments):
 Contribution Year1 of Premium      1     2     3     4     5     6    7     8+
 Payment(2)
 Withdrawal Charge                  7%    6%    5%    4%    3%    2%   1%    0
 Withdrawal Charge if Five-Year
    Period is elected              6.5%   5%    3%    2%    1%    0    0     0
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 CONTRACT ENHANCEMENT RECAPTURE CHARGE (imposed on withdrawals, as a percentage of first year premium payments if an optional Contract
 Enhancement is selected)
 Contribution Year of Premium      1    2      3       4        5       6        7     8+
 Payment(3)
 Recapture Charge (2% Credit)      2%   2%    1.25%   1.25%    0.5%      0        0     0
 Recapture Charge (3% Credit)      3%   3%       2%      2%      2%      1%       1%    0
 Recapture Charge (4% Credit)      4%   4%     2.5%    2.5%    2.5%   1.25%    1.25%    0
 TRANSFER CHARGE:  $25 for each transfer in excess of 15 in a contract year(4)
 ANNUAL CONTRACT MAINTENANCE CHARGE:   $30(5)
 COMMUTATION FEE: If you make a total withdrawal from your contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1% higher than (a).

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

BASE CONTRACT
-------------
CHARGES MORTALITY AND EXPENSE RISK CHARGES      1.25%
ADMINISTRATION CHARGE                            .15%(6)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES          ________
(WITH NO OPTIONAL BENEFITS)                     1.40%

CHARGES FOR OPTIONAL ENDORSEMENTS
---------------------------------
20% ADDITIONAL FREE WITHDRAWAL                   .30%
FIVE-YEAR WITHDRAWAL CHARGE PERIOD               .30%
CONTRACT ENHANCEMENT (2% CREDIT)                .395%(7)
CONTRACT ENHANCEMENT (3% CREDIT)                 .42%(8)
CONTRACT ENHANCEMENT (4% CREDIT)                 .56%(8)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES          ________
(WITH MAXIMUM OPTIONAL ENDORSEMENTS)            2.56%(9)

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FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)


                                                                      MANAGEMENT       ESTIMATED
                                                                          AND          DISTRIBUTION                 TOTAL FUND
FUND NAME                                                            ADMINISTRATIVE      (12B-1)        OTHER         ANNUAL
                                                                        FEE(10)          FEES(11)      EXPENSES      EXPENSES
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------
AIM/JNL Large Cap Growth Fund                                           1.10%              .01%(12)       0%            1.11%
AIM/JNL Small Cap Growth Fund                                           1.15%              .01%(12)       0%            1.16%
AIM/JNL Premier Equity II Fund                                          1.05%              .01%(12)       0%            1.06%
Alger/JNL Growth Fund                                                   1.07%              .02%           0%            1.09%
Alliance Capital/JNL Growth Fund                                         .87%              .02%           0%             .89%
Eagle/JNL Core Equity Fund                                               .97%              .04%           0%            1.01%
Eagle/JNL SmallCap Equity Fund                                          1.05%              .02%           0%            1.07%
J.P. Morgan/JNL Enhanced S&P 500 Stock(R)Index Fund                      .90%              .01%           0%             .91%
Janus/JNL Aggressive Growth Fund                                        1.00%              .01%           0%            1.01%
Janus/JNL Balanced Fund                                                 1.05%              .03%           0%            1.08%
Janus/JNL Capital Growth Fund                                           1.03%              .01%           0%            1.04%
Janus/JNL Global Equities Fund(13)                                      1.05%              .02%           0%            1.07%
Lazard/JNL Mid Cap Value Fund                                           1.07%              .05%           0%            1.12%
Lazard/JNL Small Cap Value Fund                                         1.15%              .03%           0%            1.18%
Mellon Capital Management/JNL S&P 500 Index Fund                         .60%              .01%(12)       0%             .61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund                 .60%              .01%(12)       0%             .61%
Mellon Capital Management/JNL Small Cap Index Fund                       .60%              .01%(12)       0%             .61%
Mellon Capital Management/JNL International Index Fund                   .65%              .01%(12)       0%             .66%
Mellon Capital Management/JNL Bond Index Fund                            .60%              .01%(12)       0%             .61%
Oppenheimer/JNL Global Growth Fund                                      1.05%              .01%(12)       0%            1.06%
Oppenheimer/JNL Growth Fund                                             1.00%              .01%(12)       0%            1.01%
PIMCO/JNL Total Return Bond Fund                                         .80%              .01%(12)       0%             .81%
PPM America/JNL Balanced Fund                                            .81%              .01%           0%             .82%
PPM America/JNL High Yield Bond Fund                                     .81%              .01%(12)       0%             .82%
PPM America/JNL Money Market Fund                                        .69%                0%           0%             .69%
Putnam/JNL Equity Fund                                                   .96%              .01%           0%             .97%
Putnam/JNL International Equity Fund                                    1.17%              .05%           0%            1.22%
Putnam/JNL Midcap Growth Fund                                           1.05%              .08%           0%            1.13%
Putnam/JNL Value Equity Fund                                             .96%              .02%           0%             .98%
Salomon Brothers/JNL Global Bond Fund                                    .95%              .01%(12)       0%             .96%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                 .79%              .01%(12)       0%             .80%
S&P/JNL Conservative Growth Fund I(14)                                   .20%                0%           0%             .20%
S&P/JNL Moderate Growth Fund I(14)                                       .20%                0%           0%             .20%
S&P/JNL Aggressive Growth Fund I(14)                                     .20%                0%           0%             .20%
S&P/JNL Very Aggressive Growth Fund I(14)                                .20%                0%           0%             .20%
S&P/JNL Equity Growth Fund I(14)                                         .20%                0%           0%             .20%
S&P/JNL Equity Aggressive Growth Fund I(14)                              .20%                0%           0%             .20%
S&P/JNL Core Index 50 Fund(14)                                           .20%                0%           0%             .20%
S&P/JNL Core Index 75 Fund(14)                                           .20%                0%           0%             .20%
S&P/JNL Core Index 100 Fund(14)                                          .20%                0%           0%             .20%
T. Rowe Price/JNL Established Growth Fund                                .92%              .02%           0%             .94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                   1.02%              .01%(12)       0%            1.03%
T. Rowe Price/JNL Value Fund                                            1.00%              .12%           0%            1.12%
First Trust/JNL The DowSM Target 10 Fund(15)                             .80%                0%           0%             .80%
First Trust/JNL The S&P(R)Target 10 Fund(16)                             .80%                0%           0%             .80%
First Trust/JNL The Global Target 15 Fund                                .85%                0%           0%             .85%
First Trust/JNL Target 25 Fund                                           .80%                0%           0%             .80%
First Trust/JNL Target Small-Cap Fund                                    .80%                0%           0%             .80%
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the 20% Additional Free Withdrawal Endorsement, the Five-Year Withdrawal Charge Period Endorsement, and the 4% Contract Enhancement endorsement, assuming a 5% annual return on assets:

     (a) if you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year;
     (b)  if you surrender your Contract at the end of each time period.

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                                                                                           TIME PERIODS
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS

AIM/JNL Large Cap Growth Division                                       (a)        37      113       191      377
                                                                        (b)       102      143       201      377
AIM/JNL Small Cap Growth Division                                       (a)        38      115       193      382
                                                                        (b)       103      145       203      382
AIM/JNL Premier Equity II Division                                      (a)        37      112       189      373
                                                                        (b)       102      142       199      373
Alger/JNL Growth Division                                               (a)        37      113       190      375
                                                                        (b)       102      143       200      375
Alliance Capital/JNL Growth Division                                    (a)        35      107       181      357
                                                                        (b)       100      137       191      357
Eagle/JNL Core Equity Division                                          (a)        36      110       186      368
                                                                        (b)       101      140       196      368
Eagle/JNL SmallCap Equity Division                                      (a)        37      112       189      374
                                                                        (b)       102      142       199      374
J.P. Morgan/JNL Enhanced S&P 500 Stock(R)Index Division                 (a)        35      107       182      359
                                                                        (b)       100      137       192      359
Janus/JNL Aggressive Growth Division                                    (a)        36      110       186      368
                                                                        (b)       101      140       196      368
Janus/JNL Balanced Division                                             (a)        37      112       190      374
                                                                        (b)       102      142       200      374
Janus/JNL Capital Growth Division                                       (a)        37      111       188      371
                                                                        (b)       102      141       198      371
Janus/JNL Global Equities Division*                                     (a)        37      112       189      374
                                                                        (b)       102      142       199      374
Lazard/JNL Mid Cap Value Division                                       (a)        37      113       192      378
                                                                        (b)       102      143       202      378
Lazard/JNL Small Cap Value Division                                     (a)        38      115       194      383
                                                                        (b)       103      145       204      383
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        32       99       167      332
                                                                        (b)        97      129       177      332
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        32       99       167      332
                                                                        (b)        97      129       177      332
Mellon Capital Management/JNL Small Cap Index Division                  (a)        32       99       167      332
                                                                        (b)        97      129       177      332
Mellon Capital Management/JNL International Index Division              (a)        33      100       170      336
                                                                        (b)        98      130       180      336
Mellon Capital Management/JNL Bond Index Division                       (a)        32       99       167      332
                                                                        (b)        97      129       177      332
Oppenheimer/JNL Global Growth Division                                  (a)        37      112       189      373
                                                                        (b)       102      142       199      373
Oppenheimer/JNL Growth Division                                         (a)        36      110       186      368
                                                                        (b)       101      140       196      368
PIMCO/JNL Total Return Bond Division                                    (a)        34      104       177      350
                                                                        (b)        99      134       187      350
PPM America/JNL Balanced Division                                       (a)        34      105       177      351
                                                                        (b)        99      135       187      351
PPM America/JNL High Yield Bond Division                                (a)        34      105       177      351
                                                                        (b)        99      135       187      351
PPM America/JNL Money Market Division                                   (a)        33      101       171      339
                                                                        (b)        98      131       181      339
Putnam/JNL Equity Division                                              (a)        36      109       185      365
                                                                        (b)       101      139       195      365
Putnam/JNL International Equity Division                                (a)        38      116       196      387
                                                                        (b)       103      146       206      387
Putnam/JNL Midcap Growth Division                                       (a)        37      114       192      379
                                                                        (b)       102      144       202      379
Putnam/JNL Value Equity Division                                        (a)        36      109       185      366
                                                                        (b)       101      139       195      366
Salomon Brothers/JNL Global Bond Division                               (a)        36      109       184      364
                                                                        (b)       101      139       194      364
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        34      104       176      349
                                                                        (b)        99      134       186      349
S&P/JNL Conservative Growth Division I                                  (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Moderate Growth Division I                                      (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Aggressive Growth Division I                                    (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Very Aggressive Growth Division I                               (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Equity Growth Division I                                        (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Equity Aggressive Growth Division I                             (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Core Index 50 Division                                          (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Core Index 75 Division                                          (a)        28       87       147      292
                                                                        (b)        93      117       157      292
S&P/JNL Core Index 100 Division                                         (a)        28       87       147      292
                                                                        (b)        93      117       157      292
T. Rowe Price/JNL Established Growth Division                           (a)        36      108       183      362
                                                                        (b)       101      138       193      362
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        36      111       187      370
                                                                        (b)       101      141       197      370
T. Rowe Price/JNL Value Division                                        (a)        37      113       192      378
                                                                        (b)       102      143       202      378
First Trust/JNL The DowSM Target 10 Division                            (a)        34      104       176      349
                                                                        (b)        99      134       186      349
First Trust/JNL The S&P(R)Target 10 Division                            (a)        34      104       176      349
                                                                        (b)        99      134       186      349
First Trust/JNL Global Target 15 Division                               (a)        35      106       179      354
                                                                        (b)       100      136       189      354
First Trust/JNL Target 25 Division                                      (a)        34      104       176      349
                                                                        (b)        99      134       186      349
First Trust/JNL Target Small-Cap Division                               (a)        34      104       176      349
                                                                        (b)        99      134       186      349



EXAMPLES. You would pay the following expenses on a $1,000 investment if you do not select any optional endorsements, assuming a 5% annual return on assets:

     (a) if you do not surrender your Contract or if you begin receiving income payments from your contract after the first year;
     (b)  if you surrender your Contract at the end of each time period.

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                                                                                           TIME PERIODS
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS

AIM/JNL Large Cap Growth  Division                                      (a)        26      79       135       288
                                                                        (b)        96     129       165       288
AIM/JNL Small Cap Growth Division                                       (a)        26      81       138       292
                                                                        (b)        96     131       168       292
AIM/JNL Premier Equity II Division                                      (a)        25      78       133       283
                                                                        (b)        95     128       163       283
Alger/JNL Growth Division                                               (a)        26      78       134       286
                                                                        (b)        96     128       164       286
Alliance Capital/JNL Growth Division                                    (a)        24      72       124       266
                                                                        (b)        94     122       154       266
Eagle/JNL Core Equity Division                                          (a)        25      76       130       278
                                                                        (b)        95     126       160       278
Eagle/JNL SmallCap Equity Division                                      (a)        25      78       133       284
                                                                        (b)        95     128       163       284
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)        24      73       125       268
                                                                        (b)        94     123       155       268
Janus/JNL Aggressive Growth Division                                    (a)        25      76       130       278
                                                                        (b)        95     126       160       278
Janus/JNL Balanced Division                                             (a)        25      78       134       285
                                                                        (b)        95     128       164       285
Janus/JNL Capital Growth Division                                       (a)        25      77       132       281
                                                                        (b)        95     127       162       281
Janus/JNL Global Equities Division**                                    (a)        25      78       133       284
                                                                        (b)        95     128       163       284
Lazard/JNL Mid Cap Value Division                                       (a)        26      79       136       289
                                                                        (b)        96     129       166       289
Lazard/JNL Small Cap Value Division                                     (a)        26      81       139       294
                                                                        (b)        96     131       169       294
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        21      64       110       237
                                                                        (b)        91     114       140       237
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        21      64       110       237
                                                                        (b)        91     114       140       237
Mellon Capital Management/JNL Small Cap Index Division                  (a)        21      64       110       237
                                                                        (b)        91     114       140       237
Mellon Capital Management/JNL International Index Division              (a)        21      65       112       242
                                                                        (b)        91     115       142       242
Mellon Capital Management/JNL Bond Index Division                       (a)        21      64       110       237
                                                                        (b)        91     114       140       237
Oppenheimer/JNL Global Growth Division                                  (a)        25      78       133       283
                                                                        (b)        95     128       163       283
Oppenheimer/JNL Growth Division                                         (a)        25      76       130       278
                                                                        (b)        95     126       160       278
PIMCO/JNL Total Return Bond Division                                    (a)        23      70       120       257
                                                                        (b)        93     120       150       257
PPM America/JNL Balanced Division                                       (a)        23      70       120       258
                                                                        (b)        93     120       150       258
PPM America/JNL High Yield Bond Division                                (a)        23      70       120       258
                                                                        (b)        93     120       150       258
PPM America/JNL Money Market Division                                   (a)        22      66       114       245
                                                                        (b)        92     116       144       245
Putnam/JNL Equity Division                                              (a)        24      75       128       274
                                                                        (b)        94     125       158       274
Putnam/JNL International Equity Division                                (a)        27      82       141       298
                                                                        (b)        97     132       171       298
Putnam/JNL Midcap Growth Division                                       (a)        26      80       136       290
                                                                        (b)        96     130       166       290
Putnam/JNL Value Equity Division                                        (a)        24      75       129       275
                                                                        (b)        94     125       159       275
Salomon Brothers/JNL Global Bond Division                               (a)        24      75       128       273
                                                                        (b)        94     125       158       273
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        23      70       119       256
                                                                        (b)        93     120       149       256
S&P/JNL Conservative Growth Division I                                  (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Moderate Growth Division I                                      (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Aggressive Growth Division I                                    (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Very Aggressive Growth Division I                               (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Equity Growth Division I                                        (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Equity Aggressive Growth Division I                             (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Core Index 50 Division                                          (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Core Index 75 Division                                          (a)        17      51        89       193
                                                                        (b)        87     101       119       193
S&P/JNL Core Index 100 Division                                         (a)        17      51        89       193
                                                                        (b)        87     101       119       193
T. Rowe Price/JNL Established Growth Division                           (a)        24      74       127       271
                                                                        (b)        94     124       157       271
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        25      77       131       280
                                                                        (b)        95     127       161       280
T. Rowe Price/JNL Value Division                                        (a)        26      79       136       289
                                                                        (b)        96     129       166       289
First Trust/JNL The DowSM Target 10 Division                            (a)        23      70       119       256
                                                                        (b)        93     120       149       256
First Trust/JNL The S&P(R)Target 10 Division                            (a)        23      70       119       256
                                                                        (b)        93     120       149       256
First Trust/JNL Global Target 15 Division                               (a)        23      71       122       262
                                                                        (b)        93     121       152       262
First Trust/JNL Target 25 Division                                      (a)        23      70       119       256
                                                                        (b)        93     120       149       256
First Trust/JNL Target Small-Cap Division                               (a)        23      70       119       256
                                                                        (b)        93     120       149       256

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the Separate Account and the Funds. Premium taxes may also apply.

A withdrawal charge is imposed on income payments which occur within 13 months of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. No accumulation unit value history is contained in this prospectus because these Contracts have not yet been offered. You can find the following financial statements in the SAI:

     o the financial statements of the Separate Account for the year ended December 31, 2001 and

     o the financial statements of Jackson National New York for the year ended December 31, 2001.

The Separate Account's financial statements for the year ended December 31, 2001, and the financial statements of Jackson National NY for the year ended December 31, 2001, have been audited by KPMG LLP, independent accountants. The Separate Account's financial statements relate to other contracts offered through the Separate Account.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit (unless purchased as part of a tax-qualified plan). We generally will not issue a Contract to someone older than 90. Your Contract or your qualified plan permit you to accumulate contract value on a tax-deferred basis. You may allocate your contract values to

     o    our Guaranteed Fixed Accounts, or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

--------------------------------------------------------------------------------
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT.
--------------------------------------------------------------------------------

                               JACKSON NATIONAL NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner; the number and type of Contracts issued to each owner; and records with respect to the value of each Contract.

--------------------------------------------------------------------------------
WE ARE A LIFE INSURANCE COMPANY AND ISSUE ANNUITIES AND LIFE INSURANCE
CONTRACTS.
--------------------------------------------------------------------------------

                          THE GUARANTEED FIXED ACCOUNTS

Contract value that you allocate to a Guaranteed Fixed Account option will be placed with other assets in our general account. The Guaranteed Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them.

Each GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (currently one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Accounts, minus transfers, withdrawals and charges from the Guaranteed Fixed Accounts, accumulated at 3% per year, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts.

--------------------------------------------------------------------------------
THE GUARANTEED FIXED ACCOUNTS ARE NOT SECURITIES. YOUR ALLOCATIONS TO ANY GUARANTEED FIXED ACCOUNT WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT GUARANTEED FIXED ACCOUNT.
--------------------------------------------------------------------------------


                              THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. However, this is not guaranteed. It is possible for you to lose your money allocated to any of the Investment Divisions. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

--------------------------------------------------------------------------------
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE FUNDS.
--------------------------------------------------------------------------------


                 THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS.

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          AIM/JNL Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies that are     Capital Management, Inc.)
                                               within the top 50% of the Russell 1000(R)
                                               Index at the time of purchase.
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 65% of its      Management, LLC (and AIM
                                               total assets in equity securities of U.S.   Capital Management, Inc.)
                                               issuers that have market capitalizations
                                               less than that of the largest company in
                                               the Russell 2000(R)Index.
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Premier Equity  II           Seeks to achieve long-term growth by        Jackson National Asset
                                               investing primarily in equity securities    Management, LLC (and AIM
                                               judged by the Fund's investment             Capital Management, Inc.)
                                               sub-adviser to be undervalued relative to
                                               the investment sub-adviser's appraisal of
                                               the current or projected earnings of the
                                               companies issuing the securities relative
                                               to their assets' current market value or
                                               to the equity markets generally.
          ------------------------------------ ------------------------------------------- --------------------------
          Alger/JNL Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.
          ------------------------------------ ------------------------------------------- --------------------------
          Alliance Capital/JNL Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 65% of its total assets in a       Eagle Asset Management,
                                               diversified portfolio of common stock of    Inc.)
                                               U.S. companies that meet the criteria for
                                               one of three separate equity strategies:
                                               the growth equity strategy, the value
                                               equity strategy and the equity income
                                               strategy.
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Eagle Asset Management,
                                               equity securities of domestic small         Inc.)
                                               capitalization companies, i.e., companies
                                               which, at the time of purchase, typically
                                               have a market capitalization of
                                               approximately $1 billion.
          ------------------------------------ ------------------------------------------- --------------------------
          J.P. Morgan/JNL Enhanced S&P 500(R)  Seeks high total return from a broadly      Jackson National Asset
          Stock Index                          diversified portfolio of equity             Management, LLC (and
                                               securities by investing in a diversified    J.P. Morgan Investment
                                               portfolio of large- and                     Management, Inc.)
                                               medium-capitalization U.S. Companies.
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Aggressive Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of U.S. and      Janus Capital
                                               foreign companies selected for their        Corporation)
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Balanced                   Seeks long-term capital growth,             Jackson National Asset
                                               consistent with preservation of capital     Management, LLC (and
                                               and balanced by current income normally     Janus Capital
                                               investing 40-60% of its assets in           Corporation)
                                               securities selected primarily for their
                                               growth potential and 40-60% of its assets
                                               in securities selected primarily for
                                               their income potential.
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Capital Growth             Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a non-diversified        Janus Capital
                                               portfolio consisting primarily of common    Corporation)
                                               stocks of U.S. and foreign companies
                                               selected for their growth potential and
                                               normally invests at least 50% of its
                                               equity assets in medium-sized companies.
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Global Equities            Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a diversified            Janus Capital
                                               portfolio of common stocks of foreign and   Corporation)
                                               domestic issuers selected for their
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Mid Cap                   Seeks capital appreciation by investing     Jackson National Asset
          Value                                at least 80% of its total assets in a       Management, LLC (and
                                               non-diversified portfolio of equity         Lazard Asset Management)
                                               securities of U.S. companies with
                                               market capitalizations in the
                                               range of companies represented in
                                               the Russell Mid Cap Index and
                                               that the sub-adviser believes are
                                               undervalued based on their return
                                               on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Small Cap                 Seeks capital appreciation by investing     Jackson National Asset
          Value                                at least 80% of its total assets in a       Management, LLC (and
                                               non-diversified portfolio of equity         Lazard Asset Management)
                                               securities of U.S. companies with
                                               market capitalizations in the
                                               range of companies represented by
                                               the Russell 2000 Index that the
                                               sub-adviser believes are
                                               undervalued based on their return
                                               on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index                            500(R) Index to provide long term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 Mid Cap Index                    400(R) Index to provide long term capital   Management, LLC (and
                                               growth by investing in equity securities    Mellon Capital
                                               of medium capitalization weighted           Management Corporation)
                                               domestic corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R) Index to provide long term  Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital
                                               securities of small to mid-size domestic    Management Corporation)
                                               corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free Index to   Mellon Capital
                                               provide long term capital growth by         Management Corporation)
                                               investing in international equity
                                               securities attempting to match
                                               the characteristics of each
                                               country within the index.
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond  Index to    Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Global Growth        Seek capital appreciation by investing      Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Growth               Seek capital appreciation by investing      Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.
          ------------------------------------ ------------------------------------------- --------------------------
          PIMCO/JNL Total Return               Seeks maximum total return, consistent      Jackson National Asset
          Bond                                 with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 65% of its      Management Company LLC)
                                               assets in a diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Money Market         Seeks a high level of current income as     Jackson National Asset
                                               is consistent with the preservation of      Management, LLC (and PPM
                                               capital and maintenance of liquidity by     America, Inc.)
                                               investing in high quality, short-term
                                               money market instruments.
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio           Putnam Investment
                                               consisting primarily of common stocks of    Management, Inc.)
                                               non-U.S. companies. The Fund invests in
                                               foreign securities that the sub-adviser
                                               believes offer significant potential for
                                               long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               65% of its total assets will be invested,
                                               under normal market conditions, in equity
                                               securities.
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL Global Bond     Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 65% of     Salomon Brothers Asset
                                               its total assets in a globally diverse      Management Inc)
                                               portfolio of fixed-income investments.
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 65% of its assets in:    Management, LLC (and
                                               (i) U.S. Treasury obligations; (ii)         Salomon Brothers Asset
                                               obligations issued or guaranteed by         Management Inc)
                                               agencies or  instrumentalities of the
                                               U.S.  Government which are backed by
                                               their own credit and may not be backed by
                                               the full faith and credit of the U.S.
                                               Government; and (iii)  mortgage-backed
                                               securities  guaranteed by the Government
                                               National Mortgage Association that are
                                               supported by the full faith and credit of
                                               the U.S. Government.
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Conservative Growth Fund I   Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Moderate Growth Fund I       Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor's
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Aggressive Growth            Seeks capital growth by investing in a      Jackson National Asset
          Fund I                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Very Aggressive Growth       Seeks capital growth by investing in a      Jackson National Asset
          Fund I                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Growth Fund I         Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Aggressive Growth     Seeks capital growth by investing in a      Jackson National Asset
          Fund I                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 65% of its      Management, LLC (and T.
                                               total assets in a diversified portfolio     Rowe Price Associates,
                                               of common stocks of medium-sized            Inc.)
                                               (mid-cap) U.S. companies which the
                                               sub-adviser expects to grow at a faster
                                               rate than the average company.
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued. Income is a secondary          Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.
          ------------------------------------ ------------------------------------------- --------------------------
          JNLNY VARIABLE FUND I LLC
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The DowSM  Target    Seeks a high total return through a         Jackson National Asset
          10                                   combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stock of the ten companies included in the
                                               Dow Jones Industrial AverageSM which
                                               have the highest dividend yields on a
                                               pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The S&P(R)Target 10  Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stocks of 10 companies selected from a
                                               pre-screened subset of the stocks listed
                                               in The S&P 500 Index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Global Target 15     Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of the five companies with    L.P.)
                                               the lowest per share stock price of the
                                               ten companies in each of The Dow Jones
                                               Industrial AverageSM, the Financial Times
                                               Industrial Ordinary Share Index and the
                                               Hang Seng Index, respectively, that have
                                               the highest dividend yields in the
                                               respective index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target 25            Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of 25 companies selected      L.P.)
                                               from a pre-screened subset of the stocks
                                               listed on the New York Stock Exchange on
                                               a pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target Small-Cap     Seeks a high total return through capital   Jackson National Asset
                                               appreciation by investing in a portfolio    Management, LLC (and
                                               of common stocks of 40 small                First Trust Advisors
                                               capitalization companies selected from a    L.P.)
                                               pre-screened subset of the common stocks
                                               listed on the New York Stock Exchange,
                                               the American Stock Exchange or The Nasdaq
                                               Stock Market on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------


The  investment  objectives  and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust and the JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

--------------------------------------------------------------------------------
YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
--------------------------------------------------------------------------------

There are charges associated with your Contract that reduce your Contract's investment returns. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges. On an annual basis, these charges equal 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the owner's death; and

     o    to provide a basic death benefit prior to the income date.

Our expense risks under the Contracts, include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risk are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging or rebalancing transfers and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (five with five-year withdrawal option) years without being withdrawn), plus

     o EARNINGS (excess of contract value in the Allocation Options over remaining premium in these Options)

     o    ADDITIONAL FREE WITHDRAWALS

               o for the first withdrawal during a contract year, 10% of premiums that remain subject to withdrawal charges and have not been previously withdrawn, minus earnings, OR

               o if you have elected the 20% Additional Free Withdrawal endorsement, during each contract year, 20% of premiums that remain subject to withdrawal charges and has not been previously withdrawn (this can be withdrawn at once or in segments throughout the contract year), minus earnings.

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    partial withdrawals in excess of the free withdrawal amounts, or

     o    total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Five Year Withdrawal Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

            WITHDRAWAL CHARGE (as a percentage of premium payments):

   Contribution Year
   of Premium Payment     1      2      3      4      5       6       7       8+


   Withdrawal Charge      7%     6%     5%     4%     3%      2%      1%      0

   Withdrawal Charge
   if Five-Year          6.5%    5%     3%     2%     1%      0       0       0
   Period is Elected


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

     o    income payments;

     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or

     o withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National NY or any of our affiliates.

--------------------------------------------------------------------------------
o WITHDRAWAL CHARGES APPLY TO PARTIAL WITHDRAWALS IN EXCESS OF FREE WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.
o FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO A TOTAL WITHDRAWAL.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT THOSE ENDORSEMENTS.
--------------------------------------------------------------------------------

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates (but not below 3%, assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

   Contract Enhancement               2%               3%               4%

   Charge(on an annual basis)     0.395%            0.42%            0.56%

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

CONTRACT ENHANCEMENT RECAPTURE CHARGE (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Contribution Year of Premium   1     2      3       4        5        6       7       8+
Payment(17)
Recapture Charge (2% Credit)   2%    2%    1.25%   1.25%    0.5%      0       0       0
Recapture Charge (3% Credit)   3%    3%       2%      2%      2%      1%      1%      0
Recapture Charge (4% Credit)   4%    4%     2.5%    2.5%    2.5%   1.25%   1.25%      0


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    income payments paid during the income phase;

     o    withdrawals taken under your Contract's free withdrawal provisions;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or

     o withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.


FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the income date.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the income date.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNLNY Variable Fund I LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 4% depending on the state.

--------------------------------------------------------------------------------
IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE CHARGE YOU FOR THOSE TAXES.
--------------------------------------------------------------------------------

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the income date. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation and

     o    Investment Centers of America, Inc.

--------------------------------------------------------------------------------
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
--------------------------------------------------------------------------------

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division.

MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit.

Allocations of Premium. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

--------------------------------------------------------------------------------
YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS FIXED ACCCOUNTS) AT ANY ONE TIME.
--------------------------------------------------------------------------------

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

     o    return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy minimum distribution requirements of the Internal Revenue Code. We expect to make a profit on these charges for the Contract Enhancements. Please see Appendix B for examples.

Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson National NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during contract years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first contract year. Charges for the Contract Enhancement are not assessed after the seventh contract year (fifth for the 2% Contract Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) on:

     o    death benefits computed on the basis of contract value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    withdrawals under our Extended Care Benefit. (See p. 27 below.)

--------------------------------------------------------------------------------
OPTIONAL CONTRACT ENHANCEMENTS ARE MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR INITIAL PREMIUM PAYMENT.
--------------------------------------------------------------------------------

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.

ACCUMULATION UNITS. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit." During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

--------------------------------------------------------------------------------
THE VALUE OF YOUR ALLOCATIONS TO INVESTMENT DIVISIONS IS MEASURED IN "ACCUMULATION UNITS."
--------------------------------------------------------------------------------

                                    TRANSFERS

You may transfer your contract value among the Investment Divisions at any time, but transfers between a Guaranteed Fixed Account option and an Investment Division must occur prior to the income date. Transfers from the Guaranteed Fixed Accounts will be subject to any applicable Interest Rate Adjustment. If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order.

--------------------------------------------------------------------------------
YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of that business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

We attempt to assure that your telephone authorizations are genuine by requesting identifying information and tape recording telephone communications. We disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer you did not properly authorize. However, if we fail to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. We reserve the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you, the telephone transfer privilege, and/or the right to make transfers.

--------------------------------------------------------------------------------
YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE IN WRITING.
--------------------------------------------------------------------------------

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day you make the withdrawal, minus any applicable premium tax, annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

--------------------------------------------------------------------------------
WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE 59 1/2.
--------------------------------------------------------------------------------

WAIVER OF WITHDRAWAL CHARGES FOR EXTENDED CARE. We will waive the withdrawal charge (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your contract.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1% respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. You may elect an endorsement to your contract that permits you to withdraw an additional 20% of premium that is no longer subject to a withdrawal charge, minus earnings during a contract year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an Interest Rate Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

     o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day on which those payments begin. Once income payments begin, the contract cannot be returned to the accumulation phase. The income date must be at least one year after the contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date, but the income date may only be changed to a later date, once one has been selected. You must give us written notice at least seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the income date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20, we may set the frequency of payments so that the first payment would be at least $20.

--------------------------------------------------------------------------------
IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
--------------------------------------------------------------------------------

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     o the amount of your contract value you allocate to the Investment Division(s) on the income date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the income date;

     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the annuitant if you select an income option with a life contingency and an assumed investment rate of 3%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

--------------------------------------------------------------------------------
THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
--------------------------------------------------------------------------------

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant).

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With at least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - We may make other income options available.

--------------------------------------------------------------------------------
IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT LEAST THE GREATER OF YOUR CONTRACT VALUE, YOUR NET PREMIUM PAYMENTS OR THE GREATEST ANNIVERSARY VALUE PRIOR TO YOUR 86TH BIRTHDAY.
--------------------------------------------------------------------------------

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record. The death benefit paid will be the basic death benefit unless you have selected the optional Earnings Protection Benefit.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spouse beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     o Your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     o The total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges and adjustments) and premium taxes; or

     o The greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a contract year, minus any withdrawals and withdrawal charges, plus any additional premiums since that day.

The death benefit can be paid under one of the following death benefit option:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special
Spousal Continuation Option is one way to continue your contract. See the "Special Spousal Continuation Option" section below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option Election the Contract can not be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law.

--------------------------------------------------------------------------------
A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT. IN THAT CASE, THE CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
--------------------------------------------------------------------------------

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining guaranteed payments will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

--------------------------------------------------------------------------------
TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED IN A WITHDRAWAL, INCOME PAYMENT OR LOAN. EARNINGS ARE ASSUMED TO BE THE FIRST AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART RETURN OF PREMIUM.
--------------------------------------------------------------------------------

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Loans based on a non-qualified contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

--------------------------------------------------------------------------------
WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
--------------------------------------------------------------------------------

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

--------------------------------------------------------------------------------
WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX CONTRIBUTIONS, IF ANY)
--------------------------------------------------------------------------------

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity contract,

     o    the contract owner had no liability for the fees and

     o    the fees were paid solely from the annuity contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the policy proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

--------------------------------------------------------------------------------
DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
--------------------------------------------------------------------------------

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, we reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Accounts is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Accounts from the one-year Guaranteed Fixed Accounts or any of the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Accounts or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

--------------------------------------------------------------------------------
SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
--------------------------------------------------------------------------------

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year Guaranteed Fixed Account Option and the Money Market sub-account).

REBALANCING.  You can arrange to have us automatically  reallocate your contract
value  among  Investment  Divisions   periodically  to  maintain  your  selected
allocation percentages.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

     o    the contract value in the Investment Divisions, plus

     o any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

     o the full amount of premium you allocated to the Guaranteed Fixed Accounts (minus any withdrawals), minus

     o    any withdrawals and applicable Contract Enhancement recapture charge.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

--------------------------------------------------------------------------------
YOUR CONTRACT HAS A FREE LOOK PERIOD OF 20 DAYS.
--------------------------------------------------------------------------------

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features, would reduce the percentage increase or make greater any percentage decrease.

--------------------------------------------------------------------------------
WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
--------------------------------------------------------------------------------

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement, which sets forth certain conditions, must be signed. Because excessive trades in a Fund can hurt its performance and harm contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-contract owners that we believe will disadvantage the Fund or the contract owners.

Market timing or asset allocation services may conflict with transactions under the dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when We receive notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, We will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL DISADVANTAGE OTHER CONTRACT OWNERS.
--------------------------------------------------------------------------------

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life Insurance Company of New York is a party.

Jackson National Life Insurance Company ("JNL") is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance and annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION

We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION

We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION

We have SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
      General Information and History .................................        2

      Services ........................................................        2

      Purchase of Securities Being Offered ............................        3

      Underwriters ....................................................        3

      Calculation of Performance ......................................        3

      Additional Tax Information ......................................        8

      Net Investment Factor ...........................................       19

      Financial Statements ............................................       21

                                   APPENDIX A

DOW JONES DOES NOT:

o    Sponsor,  endorse,  sell or promote the First Trust/JNL The DowSM Target 10
     Fund.

o Recommend that any person invest in the First/JNL Trust The DowSM Target 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The DowSM Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The DowSM Target 10 Fund.

o Consider the needs of the First Trust/JNL The DowSM Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND. SPECIFICALLY,

     O DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     O THE RESULTS TO BE OBTAINED BY THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     O    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

UNDER  NO  CIRCUMSTANCES  WILL DOW  JONES BE  LIABLE  FOR ANY  LOST  PROFITS  OR
INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNLNY VARIABLE FUND I LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                   APPENDIX B

  ------------------------------------------------------------------------------
  JNL/NY Example 1
  ------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4
            4.00%  : Contract Enhancement
            2.50%  : Recapture Charge Year 4
            5.50%  : Net Return

  At end of Year 4
       128,837.76  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        28,837.76  : Earnings
        76,109.35  : Premium withdrawn (grossed up to account for Withdrawal
        ---------    Charge and Recapture Charge)
       104,947.11  : Total Gross Withdrawal

       104,947.11  : Total Gross Withdrawal
        -3,044.37  : Withdrawal Charge
        -1,902.74  : Recapture Charge
       100,000.00  : Total Net Withdrawal
  ------------------------------------------------------------------------------

  ------------------------------------------------------------------------------
  JNL/NY Example 2
  ------------------------------------------------------------------------------
          10/1/01
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.50%  : Recapture Charge Contribution Year 3
          12/1/01
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            4.00%  : Recapture Charge Contribution Year 2

            4.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/03
       208,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         8,000.00  : Earnings
        12,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal
                     Charge and Recapture Charge)
        41,666.67  : Premium 2 withdrawn (grossed up to account for Withdrawal
                     Charge and Recapture Charge)
       161,666.67  : Total Gross Withdrawal

       161,666.67  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,500.00  : Recapture Charge from Premium 1
        -2,500.00  : Withdrawal Charge from Premium 2
        -1,666.67  : Recapture Charge from Premium 2
        ---------
       150,000.00  : Total Net Withdrawal
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
QUESTIONS: If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:        1 (800) 599-5651

         Mail Address:         P.O. Box 0809, Denver, Colorado  80263-0809

         Delivery Address:     8055 East Tufts Avenue, Second Floor, Denver,
                               Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:          1 (800) 777-7779

         Mail Address:         P.O. Box 30386, Lansing, Michigan  48909-9692

         Delivery Address:     1 Corporate Way, Lansing, Michigan  48951
                               Attn:  IMG

HOME OFFICE:                   2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------



--------

1 A 12 month period beginning on the date a Premium payment is received and ending one day prior to the Premium Payment anniversary in the following year. The Contribution year in which premium is made is "Contribution Year 1." Subsequent years are consecutively numbered beginning with Contribution Year 2.

2 Withdrawal charges are deducted on the income date if that date is within 13 months of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawal.

3 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals.

4 Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.

5 This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

6 If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

7    This charge is only deducted for the first five contract years.

8    These charges are only deducted for the first seven contract years.

9 The 2% and 3% contract enhancement are not included in the Total Separate Account Annual Expenses (with Maximum Optional Endorsements) because only one Contract Enhancement may be selected and the 4% Credit is presumed to have been selected (along with the 20% additional free withdrawal and five-year withdrawal charge period).

10 Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

11 The Trustees of JNL Series Trust have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the services and the sale of shares of the Trust. The brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan. The 12b-1 fee is only paid to the extent that the commission is recaptured by an affiliated broker-dealer. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be paid under the Plan to affiliated broker-dealers.

12   We anticipate that the 12b-1 fee will be less than .01%.

13 The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

14 Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each S&P/JNL Funds (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .81% to 1.42% (this range reflects an investment in the Fund with the lowest and highest Total Fund Annual Expenses). The total annual operating expenses for each S&P/JNL Core Index Fund (including both the annual operating expenses for the S&P/JNL Core Index Fund and the annual operating expenses for the underlying Funds) could range from .81% to 1.42% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

     S&P/JNL Conservative Growth Fund I..............................  1.130%
     S&P/JNL Moderate Growth Fund I..................................  1.169%
     S&P/JNL Aggressive Growth Fund I................................  1.211%
     S&P/JNL Very Aggressive Growth Fund I...........................  1.209%
     S&P/JNL Equity Growth Fund I....................................  1.212%
     S&P/JNL Equity Aggressive Growth Fund I.........................  1.220%
     S&P/JNL Core Index 50 Fund .....................................  1.023%
     S&P/JNL Core Index 75 Fund......................................  0.969%
     S&P/JNL Core Index 100 Fund.....................................  0.902%

     S&P Name. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", Standard and Poor's Midcap 400 and S&P Midcap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company and its affiliates. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

15 Dow Jones Name. "Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The DowSM Target 10 Fund. Please see Appendix A for additional information.

16 The First Trust/JNL The S&P(R) Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


* The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

** The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

17 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if the contract is returned during the free look period. We do not deduct the recapture charge from amounts applied to an income option on the income date.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 17, 2002



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 17, 2002. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 0809, Denver, Colorado 80263-0809, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                                                               Page

General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................3
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Additional Tax Information........................................................................................8
Net Investment Factor ...........................................................................................19
Financial Statements ............................................................................................21

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The S&P/JNL Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National NY is the custodian of the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402 serves as independent accountants for the separate account.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company. No underwriting commissions are paid by Jackson National NY to JNLD.

CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all contracts. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for contracts with maximum endorsements (includes deduction of insurance charges and the administration charge, but excludes the deduction for the withdrawal charge option) for the periods ended December 31, 2001 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                                               Since Inception of
                                                                         One Year           Five Years        Investment Division
                                                                         ---------          -----------       -------------------
AIM/JNL Large Cap Growth Division(11)                                         N/A                N/A                  0.70%
AIM/JNL Small Cap Growth Division(11)                                         N/A                N/A                  6.98%
AIM/JNL Premier Equity II Division(11)                                        N/A                N/A                  1.50%
Alger/JNL Growth Division(1)                                               -22.51%               N/A                  2.97%
Alliance Capital/JNL Growth Division(4)                                    -25.06%               N/A                -28.00%
Eagle/JNL Core Equity Division(2)                                          -20.42%               N/A                  0.36%
Eagle/JNL SmallCap Equity Division(2)                                       -0.07%               N/A                 -4.22%
Janus/JNL Aggressive Growth Division(1)                                    -40.35%               N/A                  6.01%
Janus/JNL Balanced Division(4)                                             -15.20%               N/A                -11.15%
Janus/JNL Capital Growth Division(1)                                       -50.10%               N/A                 -2.42%
Janus/JNL Global Equities Divison(1)                                       -33.79%               N/A                 -1.21%
Lazard/JNL Mid Cap Value Division(11)                                         N/A                N/A                  3.28%
Lazard/JNL Small Cap Value Division(11)                                       N/A                N/A                  4.79%
Oppenheimer/JNL Global Growth Division(10)                                    N/A                N/A                -17.26%
Oppenheimer/JNL Growth Division(10)                                           N/A                N/A                -15.80%
PIMCO/JNL Total Return Bond Division(11)                                      N/A                N/A                -10.18%
PPM America/JNL Balanced Division(1)                                        -0.48%               N/A                  1.44%
PPM America/JNL High Yield Bond Division(1)                                 -5.28%               N/A                 -3.91%
Putnam/JNL Equity Division(1)                                              -35.26%               N/A                 -6.32%
Putnam/JNL International Equity Division(1)                                -30.65%               N/A                 -6.57%
Putnam/JNL Midcap Growth Division(4)                                       -37.18%               N/A                -25.20%
Putnam/JNL Value Equity Division(1)                                        -16.99%               N/A                 -3.95%
Salomon Brothers/JNL Global Bond Division(1)                                -4.15%               N/A                  0.32%
Salomon Brothers/JNL U.S. Government & Quality Bond Division(1)             -3.96%               N/A                  2.25%
S&P/JNL Conservative Growth Division I(5)                                  -15.41%               N/A                 -3.49%
S&P/JNL Moderate Growth Division I(6)                                      -17.99%               N/A                 -3.04%
S&P/JNL Aggressive Growth Division I(6)                                    -21.16%               N/A                 -5.44%
S&P/JNL Very Aggressive Growth Division I(7)                               -24.23%               N/A                 -8.16%
S&P/JNL Equity Growth Division I(8)                                        -24.80%               N/A                 -5.62%
S&P/JNL Equity Aggressive Growth Division I(9)                             -24.27%               N/A                 -5.48%
T. Rowe Price/JNL Established Growth Division(1)                           -20.82%               N/A                  1.05%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                               -12.27%               N/A                  4.46%
T. Rowe Price/JNL Value Division(4)                                        -10.06%               N/A                  0.68%

1    Corresponding series commenced operations on October 16, 1995.
2    Corresponding series commenced operations on September 16, 1996.
3    Corresponding series commenced operations on July 6, 1999.
4    Corresponding series commenced operations on May 1, 2000.
5    Corresponding series commenced operations on April 9, 1998.
6    Corresponding series commenced operations on April 8, 1998.
7    Corresponding series commenced operations on April 1, 1998.
8    Corresponding series commenced operations on April 13, 1998.
9    Corresponding series commenced operations on April 15, 1998.
10   Corresponding series commenced operations on May 1, 2001.
11   Corresponding series commenced operations on October 29, 2001.


Jackson National NY may also advertise non-standardized total return on an annualized and nonannualized (cumulative) basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long term investment; therefore, Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized average annual total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are shown in the table below. The table shows non-standardized returns for contracts with no optional endorsements.

           NON-STANDARDIZED RETURN FOR A CONTRACT WITH NO ENDORSEMENTS

                                                                      One Year Period
                                                                      Ended December     Five Years Period
                                                                            31,          Ended December 31,    Since Inception of
                                                                           2001                 2001          Investment Division
                                                                      --------------       --------------     -------------------
AIM/JNL Large Cap Growth Division(11)                                         N/A                N/A                  9.44%
AIM/JNL Small Cap Growth Division(11)                                         N/A                N/A                 15.72%
AIM/JNL Premier Equity II Division(11)                                        N/A                N/A                 10.23%
Alger/JNL Growth Division(1)                                               -13.20%               N/A                  5.33%
Alliance Capital/JNL Growth Division(4)                                    -15.76%               N/A                -21.47%
Eagle/JNL Core Equity Division(2)                                          -11.09%               N/A                  2.80%
Eagle/JNL SmallCap Equity Division(2)                                        9.44%               N/A                 -1.61%
Janus/JNL Aggressive Growth Division(1)                                    -31.19%               N/A                  8.29%
Janus/JNL Balanced Division(4)                                              -5.82%               N/A                 -5.21%
Janus/JNL Capital Growth Division(1)                                       -41.02%               N/A                  0.12%
Janus/JNL Global Equities Division(1)                                      -24.57%               N/A                  1.29%
Lazard/JNL Mid Cap Value Division(11)                                         N/A                N/A                 12.01%
Lazard/JNL Small Cap Value Division(11)                                       N/A                N/A                 13.53%
Oppenheimer/JNL Global Growth Division(10)                                    N/A                N/A                 -8.16%
Oppenheimer/JNL Growth Division(10)                                           N/A                N/A                 -6.69%
PIMCO/JNL Total Return Bond Division(11)                                      N/A                N/A                 -1.46%
PPM America/JNL Balanced Division(1)                                         9.03%               N/A                  3.85%
PPM America/JNL High Yield Bond Division(1)                                  4.19%               N/A                 -1.31%
Putnam/JNL Equity Division(1)                                              -26.06%               N/A                 -3.61%
Putnam/JNL International Equity Division(1)                                -21.40%               N/A                 -3.85%
Putnam/JNL Midcap Growth Division(1)                                       -27.99%               N/A                -18.78%
Putnam/JNL Value Equity Division(1)                                         -7.63%               N/A                 -1.35%
Salomon Brothers/JNL Global Bond Division(1)                                 5.32%               N/A                  2.76%
Salomon Brothers/JNL U.S. Government & Quality Bond Division(1)              5.52%               N/A                  4.63%
S&P/JNL Conservative Growth Division I(5)                                   -6.04%               N/A                  0.09%
S&P/JNL Moderate Growth Division I(6)                                       -8.63%               N/A                  0.51%
S&P/JNL Aggressive Growth Division I(6)                                    -11.83%               N/A                 -1.74%
S&P/JNL Very Aggressive Growth Division I(7)                               -14.93%               N/A                 -4.34%
S&P/JNL Equity Growth Division I(8)                                        -15.51%               N/A                 -1.97%
S&P/JNL Equity Aggressive Growth Division I(9)                             -14.97%               N/A                 -1.84%
T. Rowe Price/JNL Established Growth Division(1)                           -11.49%               N/A                  3.47%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                                -2.87%               N/A                  6.78%
T. Rowe Price/JNL Value Division(4)                                         -0.63%               N/A                  6.32%

1    Corresponding series commenced operations on October 16, 1995.
2    Corresponding series commenced operations on September 16, 1996.
3    Corresponding series commenced operations on July 6, 1999.
4    Corresponding series commenced operations on May 1, 2000.
5    Corresponding series commenced operations on April 9, 1998.
6    Corresponding series commenced operations on April 8, 1998.
7    Corresponding series commenced operations on April 1, 1998.
8    Corresponding series commenced operations on April 13, 1998.
9    Corresponding series commenced operations on April 15, 1998.
10   Corresponding series commenced operations on May 1, 2001.
11   Corresponding series commenced operations on October 29, 2001.


Prior to May 1, 2000, the corresponding series to the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than its original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

  a  =  net investment income earned during the period by the Series attributable to shares owned by the investment division.
  b  =  expenses for the investment division accrued for the period (net of reimbursements).
  c  =  the average daily number of accumulation units outstanding during the period.
  d = the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts. No yield data is included here because these are new contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a contract holder's control of the investments of a segregated asset account from causing the contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity contract is the account value under the contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the contract.

TYPES OF TAX-QUALIFIED PLANS

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3 percent of compensation limitation on deferrals to 100 percent of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or

          o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a)  is the net result of:

               (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus

               (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

               (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

          (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

          (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                           JNLNY Separate Account - I




                                [GRAPHIC OMITTED]







                              Financial Statements

                                December 31, 2001

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001


                                                     AIM/            AIM/
                                                JNL Large Cap    JNL Small Cap          AIM/JNL          JNL/Alger
                                              Growth Portfolio  Growth Portfolio  Value II Portfolio  Growth Portfolio
                                              ----------------  ----------------  ------------------  ----------------
ASSETS
Investments, at value (a)                      $    35,901       $     39,024      $ 71,649            $ 8,799,285
Receivables:
   Investment securities sold                            4                  4             9                  1,363
   Sub-account units sold                                -                  -             -                      -
                                              ----------------  ----------------  ------------------  ----------------
TOTAL ASSETS                                        35,905             39,028        71,658              8,800,648
                                              ----------------  ----------------  ------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                  -             -                      -
   Sub-account units redeemed                            -                  -             -                    340
   Insurance fees due to Jackson National
      Life of New York                                   4                  4             9                  1,023
                                              ----------------  ----------------  ------------------  ----------------
TOTAL LIABILITIES                                        4                  4             9                  1,363
                                              ----------------  ----------------  ------------------  ----------------
NET ASSETS                                     $    35,901       $     39,024      $ 71,649            $ 8,799,285
                                              ================  ================  ==================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                            $    35,901       $     39,024      $ 61,168            $ 8,514,297
   Contract Enhancement Benefit                          -                  -        10,481                284,988
                                              ----------------  ----------------  ------------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                   $    35,901       $     39,024      $ 71,649            $ 8,799,285
                                              ================  ================  ==================  ================

UNITS OUTSTANDING
   Standard Benefit                                  3,496              3,530         5,549                810,513
   Contract Enhancement Benefit                          -                  -         1,030                 32,543

UNIT VALUES
   Standard Benefit                            $     10.27       $      11.06       $ 11.02            $     10.50
   Contract Enhancement Benefit                          -                  -         10.18                   8.76

-----------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                               3,273              3,364         6,484                538,842
     INVESTMENTS AT COST                       $    35,525       $     37,548       $68,706            $10,600,971





                                                                                       JNL/Eagle       JNL/Janus
                                                 JNL/Alliance     JNL/Eagle Core       SmallCap        Aggressive
                                               Growth Portfolio  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                               ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                       $  1,656,857      $ 1,891,243       $ 2,760,381       $ 14,053,632
Receivables:
   Investment securities sold                            203              240            50,883             3,762
   Sub-account units sold                             14,387                -                 -            14,387
                                               ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                       1,671,447        1,891,483         2,811,264        14,071,781
                                               ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                    14,387                -                 -            14,387
   Sub-account units redeemed                              -                6            50,550             2,134
   Insurance fees due to Jackson National
      Life of New York                                   203              234               333             1,628
                                               ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                     14,590              240            50,883            18,149
                                               ----------------  ----------------  ----------------  ----------------
NET ASSETS                                      $  1,656,857      $ 1,891,243       $ 2,760,381       $14,053,632
                                               ================  ================  ================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                             $  1,233,720      $ 1,425,512       $ 2,477,198       $ 13,691,263
   Contract Enhancement Benefit                      423,137          465,731           283,183            362,369
                                               ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                    $  1,656,857      $ 1,891,243       $ 2,760,381       $ 14,053,632
                                               ================  ================  ================  ================

UNITS OUTSTANDING
   Standard Benefit                                  187,048          137,334           215,372          1,510,196
   Contract Enhancement Benefit                       48,452           50,386            29,248             45,096

UNIT VALUES
   Standard Benefit                             $       6.60      $     10.38       $     11.50       $       9.07
   Contract Enhancement Benefit                         8.73             9.24              9.68               8.04

---------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                               143,203          130,161           177,516            757,608
     INVESTMENTS AT COST                        $  1,939,208      $ 1,976,159       $ 2,652,382       $ 21,691,675




                                                  JNL/Janus        JNL/Janus
                                                  Balanced          Capital
                                                  Portfolio     Growth Portfolio
                                                --------------     ------------
ASSETS
Investments, at value (a)                         $ 3,737,718      $11,887,535
Receivables:
   Investment securities sold                             463            2,780
   Sub-account units sold                                   -                -
                                                --------------     ------------
TOTAL ASSETS                                        3,738,181       11,890,315
                                                --------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                          -                -
   Sub-account units redeemed                               -            1,398
   Insurance fees due to Jackson National
      Life of New York                                    463            1,382
                                                --------------     ------------
TOTAL LIABILITIES                                         463            2,780
                                                --------------     ------------
NET ASSETS                                        $ 3,737,718      $11,887,535
                                                ==============     ============

CONTRACT OWNERS EQUITY
   Standard Benefit                               $ 2,800,448      $ 1,495,879
   Contract Enhancement Benefit                       937,270          391,656
                                                --------------     ------------
TOTAL CONTRACT OWNERS EQUITY                      $ 3,737,718      $11,887,535
                                                ==============     ============


UNITS OUTSTANDING
   Standard Benefit                                   294,499        1,209,067
   Contract Enhancement Benefit                        97,139           53,332

UNIT VALUES
   Standard Benefit                               $      9.51      $      9.51
   Contract Enhancement Benefit                          9.65             7.34

-------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                413,007          859,547
     INVESTMENTS AT COST                          $ 3,863,728      $23,564,086


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001



                                                     JNL/Janus      JNL/Oppenheimer                      JNL/PIMCO
                                                       Global        Global Growth   JNL/Oppenheimer    Total Return
                                                Equities Portfolio     Portfolio     Growth Portfolio  Bond Portfolio
                                                ------------------  ---------------  ----------------  --------------
ASSETS
Investments, at value (a)                         $ 8,504,970        $ 806,988        $ 441,046         $ 400,167
Receivables:
   Investment securities sold                           2,901              112               62                58
   Sub-account units sold                                   -                -                -                 -
                                                ------------------  ---------------  ----------------  --------------
TOTAL ASSETS                                        8,507,871          807,100          441,108           400,225
                                                ------------------  ---------------  ----------------  --------------

LIABILITIES
Payables:
   Investment securities purchased                         -                -                -                 -
   Sub-account units redeemed                          1,922                -                -                 -
   Insurance fees due to Jackson National
      Life of New York                                   979              112               62                58
                                               ------------------  ---------------  ----------------  --------------
TOTAL LIABILITIES                                      2,901              112               62                58
                                               ------------------  ---------------  ----------------  --------------
NET ASSETS                                       $ 8,504,970        $ 806,988        $ 441,046         $ 400,167
                                               ==================  ===============  ================  ==============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 8,504,970        $ 257,768        $ 133,285         $ 61,957
   Contract Enhancement Benefit                            -          549,220          307,761          338,210
                                               ------------------  ---------------  ----------------  --------------
TOTAL CONTRACT OWNERS EQUITY                     $ 8,504,970        $ 806,988        $ 441,046         $ 400,167
                                               ==================  ===============  ================  ==============


UNITS OUTSTANDING
   Standard Benefit                                  812,892           28,067           14,065             6,337
   Contract Enhancement Benefit                            -           60,684           32,860            34,615

UNIT VALUES
   Standard Benefit                              $     10.46        $    9.18        $    9.48         $    9.78
   Contract Enhancement Benefit                            -             9.05             9.37              9.77

--------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                               436,600           87,054           46,870            37,539
     INVESTMENTS AT COST                        $ 13,344,908        $ 790,055        $ 433,011         $ 429,168




                                                                     JNL/Putnam        JNL/Putnam     JNL/Putnam
                                                 JNL/Putnam         International        Midcap       Value Equity
                                                Growth Portfolio  Equity Portfolio  Growth Portfolio   Portfolio
                                                ----------------  ----------------  ----------------  ------------
ASSETS
Investments, at value (a)                        $  4,856,100      $ 2,724,000       $ 1,200,665       $ 9,184,787
Receivables:
   Investment securities sold                           1,989              337               152             1,101
   Sub-account units sold                                   -           14,387                 -                 -
                                                ----------------  ----------------  ----------------  ------------
TOTAL ASSETS                                        4,858,089        2,738,724         1,200,817         9,185,888
                                                ----------------  ----------------  ----------------  ------------

LIABILITIES
Payables:
   Investment securities purchased                          -           14,387                 -                 -
   Sub-account units redeemed                           1,426               17                 -                 7
   Insurance fees due to Jackson National
      Life of New York                                    563              320               152             1,094
                                                ----------------  ----------------  ----------------  ------------
TOTAL LIABILITIES                                       1,989           14,724               152             1,101
                                                ----------------  ----------------  ----------------  ------------
NET ASSETS                                       $  4,856,100      $ 2,724,000       $ 1,200,665       $ 9,184,787
                                                ================  ================  ================  ============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $  4,733,498      $ 2,468,661       $   796,413       $ 8,126,065
   Contract Enhancement Benefit                       122,602          255,339           404,252         1,058,722
                                                ----------------  ----------------  ----------------  ------------
TOTAL CONTRACT OWNERS EQUITY                     $  4,856,100      $ 2,724,000       $ 1,200,665       $ 9,184,787
                                                ================  ================  ================  ============
UNITS OUTSTANDING
   Standard Benefit                                   570,629          279,777           108,905           856,274
   Contract Enhancement Benefit                        15,119           29,086            50,359           115,837

UNIT VALUES
   Standard Benefit                              $       8.30      $      8.82       $      7.31       $      9.49
   Contract Enhancement Benefit                          8.11             8.78              8.03              9.14

-------------------------------                 --------------------------------------------------------

(A)  INVESTMENT SHARES                                282,660          281,988           166,067           556,654
     INVESTMENTS AT COST                          $ 6,723,049      $ 3,326,171       $ 1,351,497       $ 9,399,486




                                                    Lazard/JNL       Lazard/JNL
                                                      Mid Cap         Small Cap
                                                   Value Portfolio Value Portfolio
                                                   --------------  ------------
 ASSETS
 Investments, at value (a)                          $    151,515    $  128,000
 Receivables:
    Investment securities sold                                18            17
    Sub-account units sold                                     -             -
                                                   --------------  ------------
 TOTAL ASSETS                                            151,533       128,017
                                                   --------------  ------------

 LIABILITIES
 Payables:
    Investment securities purchased                            -             -
    Sub-account units redeemed                                 -             -
    Insurance fees due to Jackson National
       Life of New York                                       18            17
                                                   --------------  ------------
 TOTAL LIABILITIES                                            18            17
                                                   --------------  ------------
 NET ASSETS                                         $    151,515    $  128,000
                                                   ==============  ============

 CONTRACT OWNERS EQUITY
    Standard Benefit                                $    128,630    $   72,577
    Contract Enhancement Benefit                          22,885        55,423
                                                   --------------  ------------
 TOTAL CONTRACT OWNERS EQUITY                       $    151,515    $  128,000
                                                   ==============  ============
 UNITS OUTSTANDING
    Standard Benefit                                      11,848         6,583
    Contract Enhancement Benefit                           2,175         5,125

 UNIT VALUES
    Standard Benefit                                $      10.86    $    11.02
    Contract Enhancement Benefit                           10.52         10.82

 -------------------------------                   ----------------------------

 (A)  INVESTMENT SHARES                                   12,658        11,228
      INVESTMENTS AT COST                           $    160,079    $  125,064


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001

                                                                                                    Salomon
                                                PPM America/     PPM America/     PPM America/      Brothers/
                                                JNL Balanced    JNL High Yield     JNL Money        JNL Global
                                                  Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                --------------  --------------  ----------------  --------------
ASSETS
Investments, at value (a)                        $  5,081,560    $ 4,339,474     $ 6,939,258       $ 1,889,944
Receivables:
   Investment securities sold                           1,655         1,353              843              229
   Sub-account units sold                                   -             -                -                -
                                                --------------  --------------  ----------------  --------------
TOTAL ASSETS                                        5,083,215     4,340,827        6,940,101        1,890,173
                                                --------------  --------------  ----------------  --------------

LIABILITIES
Payables:
   Investment securities purchased                         -             -                -                -
   Sub-account units redeemed                          1,047           829                -                -
   Insurance fees due to Jackson National
      Life of New York                                   608           524              843              229
                                               --------------  --------------  ----------------  --------------
TOTAL LIABILITIES                                      1,655         1,353              843              229
                                               --------------  --------------  ----------------  --------------
NET ASSETS                                      $  5,081,560    $4,339,474      $ 6,939,258       $1,889,944
                                               ==============  ==============  ================  ==============

CONTRACT OWNERS EQUITY
   Standard Benefit                             $  4,414,165    $ 3,630,206     $ 5,653,908       $ 1,550,401
   Contract Enhancement Benefit                      667,395        709,268       1,285,350           339,543
                                               --------------  --------------  ----------------  --------------
TOTAL CONTRACT OWNERS EQUITY                    $  5,081,560    $ 4,339,474     $ 6,939,258       $ 1,889,944
                                               ==============  ==============  ================  ==============
UNITS OUTSTANDING
   Standard Benefit                                  384,694        374,752         513,915           137,754
   Contract Enhancement Benefit                       65,906         71,786         128,008            32,906

UNIT VALUES
   Standard Benefit                             $      11.47    $      9.69     $     11.00       $    11.25
   Contract Enhancement Benefit                        10.13           9.88           10.04            10.32

-------------------------------                ----------------------------------------------------------------

(A)  INVESTMENT SHARES                               362,969        523,459       6,939,258          181,551
     INVESTMENTS AT COST                         $ 4,773,503    $ 4,695,521     $ 6,912,115       $1,880,374



                                                  Salomon
                                                Brothers/JNL
                                               U.S. Government T. Rowe Price/T.    Rowe Price/         T. Rowe
                                                 & Quality     JNL Established     JNL Mid-Cap        Price/JNL
                                               Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                               --------------  ----------------  ----------------  ---------------
ASSETS
Investments, at value (a)                        $ 5,401,421   $ 6,297,046        $ 6,417,475       $ 3,141,529
Receivables:
   Investment securities sold                            665           771                767               393
   Sub-account units sold                                  -             -                  -            14,387
                                               --------------  ----------------  ----------------  ---------------
TOTAL ASSETS                                       5,402,086     6,297,817          6,418,242         3,156,309
                                               --------------  ----------------  ----------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                         -             -                  -            14,387
   Sub-account units redeemed                              -            24                 14                 -
   Insurance fees due to Jackson National
      Life of New York                                   665           747                753               393
                                               --------------  ----------------  ----------------  ---------------
TOTAL LIABILITIES                                        665           771                767            14,780
                                               --------------  ----------------  ----------------  ---------------
NET ASSETS                                       $ 5,401,421   $ 6,297,046        $ 6,417,475       $ 3,141,529
                                               ==============  ================  ================  ===============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 4,148,292   $ 5,644,176        $ 5,991,332       $ 2,182,460
   Contract Enhancement Benefit                    1,253,129       652,870            426,143           959,069
                                               --------------  ----------------  ----------------  ---------------
TOTAL CONTRACT OWNERS EQUITY                     $ 5,401,421   $ 6,297,046        $ 6,417,475       $ 3,141,529
                                               ==============  ================  ================  ===============

UNITS OUTSTANDING
   Standard Benefit                                  369,022       519,112            450,065           199,719
   Contract Enhancement Benefit                      119,751        70,866             44,970           100,956

UNIT VALUES
   Standard Benefit                              $     11.24   $     10.87        $     13.31       $     10.93
   Contract Enhancement Benefit                        10.46          9.21               9.48              9.50

-------------------------------                --------------------------------------------------------------------

(A)  INVESTMENT SHARES                               483,565       375,271            277,572           282,766
     INVESTMENTS AT COST                         $ 5,351,358   $ 6,503,341        $ 6,085,218       $ 3,136,521




                                                    JNL/S&P           JNL/S&P
                                                 Conservative         Moderate
                                              Growth Portfolio I  Growth Portfolio I
                                              ------------------  ------------------
ASSETS
Investments, at value (a)                       $ 6,405,047        $ 11,001,026
Receivables:
   Investment securities sold                           795               1,417
   Sub-account units sold                                 -               3,610
                                              ------------------  ------------------
TOTAL ASSETS                                      6,405,842          11,006,053
                                              ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                        -               3,610
   Sub-account units redeemed                             -                  10
   Insurance fees due to Jackson National
      Life of New York                                  795               1,407
                                              ------------------  ------------------
TOTAL LIABILITIES                                       795               5,027
                                              ------------------  ------------------
NET ASSETS                                      $ 6,405,047        $ 11,001,026
                                              ==================  ==================

CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 4,740,068        $  6,956,320
   Contract Enhancement Benefit                   1,664,979           4,044,706
                                              ------------------  ------------------
TOTAL CONTRACT OWNERS EQUITY                    $ 6,405,047        $ 11,001,026
                                              ==================  ==================

UNITS OUTSTANDING
   Standard Benefit                                 472,893             686,180
   Contract Enhancement Benefit                     173,490             442,811

UNIT VALUES
   Standard Benefit                             $     10.02        $      10.14
   Contract Enhancement Benefit                        9.60                9.13

-------------------------------               ---------------------------------------

(A)  INVESTMENT SHARES                              607,689           1,028,133
     INVESTMENTS AT COST                        $ 6,910,636        $ 12,045,863


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001



                                                   JNL/S&P             JNL/S&P                             JNL/S&P Equity
                                                  Aggressive       Very Aggressive     JNL/S&P Equity        Aggressive
                                             Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                             ------------------  ------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                      $ 4,263,210        $ 1,556,959         $ 5,793,175         $ 1,235,047
Receivables:
   Investment securities sold                          513                194                 732                 145
   Sub-account units sold                            3,720              3,610              14,387                   -
                                             ------------------  ------------------  ------------------  ------------------
TOTAL ASSETS                                     4,267,443          1,560,763           5,808,294           1,235,192
                                             ------------------  ------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                   3,720              3,610              14,387                   -
   Sub-account units redeemed                            -                  -                   7                   -
   Insurance fees due to Jackson National
      Life of New York                                 513                194                 725                 145
                                             ------------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES                                    4,233              3,804              15,119                 145
                                             ------------------  ------------------  ------------------  ------------------
NET ASSETS                                     $ 4,263,210        $ 1,556,959         $ 5,793,175         $ 1,235,047
                                             ==================  ==================  ==================  ==================

CONTRACT OWNERS EQUITY
   Standard Benefit                            $ 3,592,410        $ 1,130,944         $ 4,053,249         $ 1,157,433
   Contract Enhancement Benefit                    670,800            426,015           1,739,926              77,614
                                             ------------------  ------------------  ------------------  ------------------
TOTAL CONTRACT OWNERS EQUITY                   $ 4,263,210        $ 1,556,959         $ 5,793,175         $ 1,235,047
                                             ==================  ==================  ==================  ==================

UNITS OUTSTANDING
   Standard Benefit                                376,344            127,166             427,726             121,725
   Contract Enhancement Benefit                     74,033             47,098             202,232               8,119

UNIT VALUES
   Standard Benefit                            $      9.55        $      8.89         $      9.48         $      9.51
   Contract Enhancement Benefit                       9.06               9.05                8.60                9.56

-------------------------------              ------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                             407,963            156,793             595,393             128,919
     INVESTMENTS AT COST                       $ 5,276,448        $ 2,002,161         $ 7,091,689         $ 1,719,938




                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001


                                                   AIM/                   AIM/
                                              JNL Large Cap          JNL Small Cap             AIM/JNL             JNL/Alger
                                            Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                            --------------------  --------------------  ----------------------  ----------------
INVESTMENT INCOME
   Dividends                                 $         -           $          -          $           -           $         -
                                            --------------------  --------------------  ----------------------  ----------------

EXPENSES
   Standard Benefit                                   20                     32                    110               140,428
   Contract Enhancement Benefit                        -                      -                     17                 1,816
                                            --------------------  --------------------  ----------------------  ----------------
TOTAL EXPENSES                                        20                     32                    127               142,244
                                            --------------------  --------------------  ----------------------  ----------------
NET INVESTMENT INCOME (LOSS)                         (20)                   (32)                  (127)             (142,244)
                                            --------------------  --------------------  ----------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                      -                      -                14,502
   Investments                                         -                      1                      3              (789,458)
Net change in unrealized appreciation
   (depreciation) on investments                     376                  1,476                  2,943              (676,026)
                                            --------------------  --------------------  ----------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              376                  1,477                  2,946            (1,450,982)
                                            --------------------  --------------------  ----------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $       356           $      1,445          $       2,819           $(1,593,226)
-----------------------------------         ====================  ====================  ======================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.



                                                                                      JNL/Eagle        JNL/Janus
                                                 JNL/Alliance    JNL/Eagle Core       SmallCap         Aggressive
                                               Growth Portfolio Equity Portfolio  Equity Portfolio  Growth Portfolio
                                               ---------------- ----------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends                                    $        756     $     9,390       $        -        $     8,025
                                               ---------------- ----------------  ----------------  ----------------

EXPENSES
   Standard Benefit                                   15,435          20,764             30,568          244,253
   Contract Enhancement Benefit                        2,346           2,328              1,464            2,631
                                               ---------------- ----------------  ----------------  ----------------
TOTAL EXPENSES                                        17,781          23,092             32,032          246,884
                                               ---------------- ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                         (17,025)        (13,702)         (32,032)          (238,859)
                                               ---------------- ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                75           1,858           37,605             33,917
   Investments                                       (83,652)        (19,749)         (71,962)        (2,679,897)
Net change in unrealized appreciation
   (depreciation) on investments                    (104,721)       (146,402)         276,001         (4,490,773)
                                               ---------------- ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (188,298)       (164,293)         241,644         (7,136,753)
                                               ---------------- ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (205,323)    $  (177,995)      $  209,612        $(7,375,612)
-----------------------------------            ================ ================  ================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.



                                                  JNL/Janus        JNL/Janus
                                                  Balanced          Capital
                                                  Portfolio     Growth Portfolio
                                                --------------  ----------------
INVESTMENT INCOME
   Dividends                                     $     82,633   $         -
                                                --------------  ----------------

EXPENSES
   Standard Benefit                                    30,153       210,417
   Contract Enhancement Benefit                         6,105         2,757
                                                --------------  ----------------
TOTAL EXPENSES                                         36,258       213,174
                                                --------------  ----------------
NET INVESTMENT INCOME (LOSS)                           46,375      (213,174)
                                                --------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -       217,840
   Investments                                        (24,426)   (4,802,813)
Net change in unrealized appreciation
   (depreciation) on investments                     (113,664)   (4,456,209)
                                                --------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (138,090)   (9,041,182)
                                                --------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $    (91,715)  $(9,254,356)
-----------------------------------             ==============  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001



                                                        JNL/Janus       JNL/Oppenheimer                           JNL/PIMCO
                                                          Global         Global Growth     JNL/Oppenheimer       Total Return
                                                    Equities Portfolio   Portfolio (a)   Growth Portfolio (a)  Bond Portfolio (b)
                                                    ------------------  ---------------  --------------------  -----------------
INVESTMENT INCOME
   Dividends                                         $    151,005        $          -     $           392       $        9,780
                                                    ------------------  ---------------  --------------------  -----------------

EXPENSES
   Standard Benefit                                       152,755               1,189                 471                  174
   Contract Enhancement Benefit                                 -               3,515               1,697                  969
                                                    ------------------  ---------------  --------------------  -----------------
TOTAL EXPENSES                                            152,755               4,704               2,168                1,143
                                                    ------------------  ---------------  --------------------  -----------------
NET INVESTMENT INCOME (LOSS)                               (1,750)             (4,704)             (1,776)               8,637
                                                    ------------------  ---------------  --------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 13,660                   -                   -               11,826
   Investments                                         (1,639,268)             (3,733)                (58)              (2,036)
Net change in unrealized appreciation
   (depreciation) on investments                       (1,913,930)             16,933               8,035              (29,001)
                                                    ------------------  ---------------  --------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (3,539,538)             13,200               7,977              (19,211)
                                                    ------------------  ---------------  --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ (3,541,288)       $      8,496     $         6,201       $      (10,574)
-----------------------------------                 ==================  ===============  ====================  =================

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                                         JNL/Putnam        JNL/Putnam      JNL/Putnam
                                                       JNL/Putnam       International        Midcap       Value Equity
                                                    Growth Portfolio  Equity Portfolio  Growth Portfolio   Portfolio
                                                    ----------------  ----------------  ----------------  -------------
INVESTMENT INCOME
   Dividends                                         $          -      $     19,972      $          -      $   86,491
                                                    ----------------  ----------------  ----------------  -------------

EXPENSES
   Standard Benefit                                        82,983            37,149             9,777         109,897
   Contract Enhancement Benefit                               661             1,598             2,492           5,706
                                                    ----------------  ----------------  ----------------  -------------
TOTAL EXPENSES                                             83,644            38,747            12,269         115,603
                                                    ----------------  ----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)                              (83,644)          (18,775)          (12,269)        (29,112)
                                                    ----------------  ----------------  ----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -             4,463                 -               -
   Investments                                           (713,220)         (207,275)          (60,328)         (9,218)
Net change in unrealized appreciation
   (depreciation) on investments                       (1,216,560)         (476,372)         (137,740)       (573,269)
                                                    ----------------  ----------------  ----------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (1,929,780)         (679,184)         (198,068)       (582,487)
                                                    ----------------  ----------------  ----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ (2,013,424)     $   (697,959)     $   (210,337)     $ (611,599)
-----------------------------------                 ================  ================  ================  =============

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                       Lazard/JNL           Lazard/JNL
                                                         Mid Cap             Small Cap
                                                    Value Portfolio (b)  Value Portfolio (b)
                                                    -------------------  -------------------
INVESTMENT INCOME
   Dividends                                         $        672         $          207
                                                    -------------------  -------------------

EXPENSES
   Standard Benefit                                           171                    132
   Contract Enhancement Benefit                                38                     94
                                                    -------------------  -------------------
TOTAL EXPENSES                                                209                    226
                                                    -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                  463                    (19)
                                                    -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 14,528                  6,871
   Investments                                                  2                     18
Net change in unrealized appreciation
   (depreciation) on investments                           (8,564)                 2,936
                                                    -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     5,966                  9,825
                                                    -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $      6,429         $        9,806
-----------------------------------                 ===================  ===================

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001


                                                                                                          Salomon
                                                     PPM America/     PPM America/     PPM America/      Brothers/
                                                     JNL Balanced    JNL High Yield     JNL Money       JNL Global
                                                       Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                     --------------  --------------  ----------------  --------------
INVESTMENT INCOME
   Dividends                                          $    154,273    $  380,677     $ 207,542          $ 111,315
                                                     --------------  --------------  ----------------  --------------

EXPENSES
   Standard Benefit                                         56,042        42,158        84,064             18,361
   Contract Enhancement Benefit                              3,623         3,942         9,675              1,795
                                                     --------------  --------------  ----------------  --------------
TOTAL EXPENSES                                              59,665        46,100        93,739             20,156
                                                     --------------  --------------  ----------------  --------------
NET INVESTMENT INCOME (LOSS)                                94,608       334,577       113,803             91,159
                                                     --------------  --------------  ----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  26,833             -             -                  -
   Investments                                             107,170        (5,679)       46,401             20,901
Net change in unrealized appreciation
   (depreciation) on investments                            79,387      (246,728)      (46,401)           (48,457)
                                                     --------------  --------------  ----------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    213,390      (252,407)            -            (27,556)
                                                     --------------  --------------  ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    307,998      $ 82,170     $ 113,803          $  63,603
                                                     ==============  =============== ================  ==============


                                                  Salomon
                                               Brothers/JNL
                                               U.S. Government T. Rowe Price/T.    Rowe Price/         T. Rowe
                                                 & Quality     JNL Established     JNL Mid-Cap        Price/JNL
                                               Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                               --------------  ----------------  ----------------  ---------------
INVESTMENT INCOME
   Dividends                                    $    228,046    $        -        $        -        $ 21,811
                                               --------------  ----------------  ----------------  ---------------

EXPENSES
   Standard Benefit                                   50,957        72,187            87,155          20,267
   Contract Enhancement Benefit                        7,045         3,390             2,577           5,571
                                               --------------  ----------------  ----------------  ---------------
TOTAL EXPENSES                                        58,002        75,577            89,732          25,838
                                               --------------  ----------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)                         170,044       (75,577)          (89,732)         (4,027)
                                               --------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            23,239        15,791                 -          10,635
   Investments                                       169,730      (113,726)            3,113         (18,095)
Net change in unrealized appreciation
   (depreciation) on investments                    (188,320)     (433,215)         (119,871)        (19,313)
                                               --------------  ----------------  ----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                4,649      (531,150)         (116,758)        (26,773)
                                               --------------  ----------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $    174,693    $ (606,727)       $ (206,490)      $ (30,800)
                                               ==============  ================  ================  ===============



                                                   JNL/S&P         JNL/S&P
                                                Conservative       Moderate
                                             Growth Portfolio  Growth Portfolio I
                                             ----------------  ------------------
INVESTMENT INCOME
   Dividends                                  $    193,860     $  305,507
                                             ----------------  ------------------

EXPENSES                                            54,811         82,924
   Standard Benefit                                  6,291         19,185
   Contract Enhancement Benefit              ----------------  ------------------
                                                    61,102        102,109
TOTAL EXPENSES                               ----------------  ------------------
                                                   132,758        203,398
NET INVESTMENT INCOME (LOSS)                 ----------------  ------------------


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                       213,716        420,299
   Distributions from investment companies         (39,642)      (140,147)
   Investments
Net change in unrealized appreciation             (519,127)      (959,991)
   (depreciation) on investments             ----------------  ------------------
                                                  (345,053)      (679,839)
NET REALIZED AND UNREALIZED GAIN (LOSS)      ----------------  ------------------


NET INCREASE (DECREASE) IN NET ASSETS         $   (212,295)    $ (476,441)
   FROM OPERATIONS                           ================  ==================



                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001



                                                    JNL/S&P              JNL/S&P                             JNL/S&P Equity
                                                   Aggressive        Very Aggressive     JNL/S&P Equity        Aggressive
                                               Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                               ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends                                    $    131,579        $     38,861        $    136,753        $      35,403
                                               ------------------  ------------------  ------------------  ------------------

EXPENSES
   Standard Benefit                                   54,057              15,008              56,746               17,733
   Contract Enhancement Benefit                        3,955               1,559               9,873                  384
                                               ------------------  ------------------  ------------------  ------------------
TOTAL EXPENSES                                        58,012              16,567              66,619               18,117
                                               ------------------  ------------------  ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                          73,567              22,294              70,134               17,286
                                               ------------------  ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies           258,504             146,965             430,803              111,110
   Investments                                      (155,102)            (37,151)           (330,966)             (87,167)
Net change in unrealized appreciation
   (depreciation) on investments                    (743,302)           (271,771)           (902,248)            (280,679)
                                               ------------------  ------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (639,900)           (161,957)           (802,411)            (256,736)
                                               ------------------  ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (566,333)       $   (139,663)       $   (732,277)       $    (239,450)
                                               ==================  ==================  ==================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                       AIM/                   AIM/
                                                 JNL Large Cap            JNL Small Cap           AIM/JNL             JNL/Alger
                                                Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                                --------------------  --------------------  ----------------------  ----------------
OPERATIONS
   Net investment income (loss)                  $          (20)        $       (32)          $   (127)               $   (142,244)
   Net realized gain (loss) on investments                    -                   1                  3                    (774,956)
   Net change in unrealized appreciation
      (depreciation) on investments                         376               1,476              2,943                    (676,026)
                                                --------------------  --------------------  ----------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          356               1,445              2,819                  (1,593,226)
                                                --------------------  --------------------  ----------------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                       35,383              37,232             20,785                   1,207,188
   Value of units redeemed                                    -                   -                  -                    (539,349)
   Transfers between portfolios                             162                 347             48,054                  (2,007,202)
   Policyholder charges                                       -                   -                 (9)                    (22,878)
                                                --------------------  --------------------  ----------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 35,545              37,579             68,830                  (1,362,241)
                                                --------------------  --------------------  ----------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    35,901              39,024             71,649                  (2,955,467)

NET ASSETS BEGINNING OF PERIOD                                -                   -                  -                  11,754,752
                                                --------------------  --------------------  ----------------------  ----------------

NET ASSETS END OF PERIOD                         $       35,901         $    39,024           $ 71,649                $  8,799,285
----------------------------------              ====================  ====================  ======================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.




                                                                                       JNL/Eagle         JNL/Janus
                                                  JNL/Alliance     JNL/Eagle Core       SmallCap         Aggressive
                                                Growth Portfolio  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                                ----------------  ----------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                  $    (17,025)    $      (13,702)    $   (32,032)      $   (238,859)
   Net realized gain (loss) on investments            (83,577)           (17,891)        (34,357)        (2,645,980)
   Net change in unrealized appreciation
      (depreciation) on investments                  (104,721)          (146,402)        276,001         (4,490,773)
                                                ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (205,323)          (177,995)        209,612         (7,375,612)
                                                ----------------  ----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                    873,114            550,721         437,350          1,551,683
   Value of units redeemed                            (37,789)          (151,271)       (152,056)        (1,181,404)
   Transfers between portfolios                       157,480             57,868         460,688         (2,337,142)
   Policyholder charges                                  (661)           (10,089)         (8,784)           (51,177)
                                                ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              992,144            447,229         737,198         (2,018,040)
                                                ----------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 786,821            269,234         946,810         (9,393,652)

NET ASSETS BEGINNING OF PERIOD                        870,036          1,622,009       1,813,571         23,447,284
                                                ----------------  ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                         $  1,656,857     $    1,891,243     $ 2,760,381       $ 14,053,632
----------------------------------              ================  ================  ================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.


                                                   JNL/Janus     JNL/Janus
                                                   Balanced       Capital
                                                   Portfolio    Growth Portfolio
                                                 -------------- -------------
OPERATIONS
   Net investment income (loss)                    $    46,375  $   (213,174)
   Net realized gain (loss) on investments             (24,426)   (4,584,973)
   Net change in unrealized appreciation
      (depreciation) on investments                   (113,664)   (4,456,209)
                                                 -------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (91,715)   (9,254,356)
                                                 -------------- -------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   1,778,028     1,525,310
   Value of units redeemed                            (113,935)     (708,666)
   Transfers between portfolios                        858,325    (1,601,180)
   Policyholder charges                                 (1,789)      (25,256)
                                                 -------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             2,520,629      (809,792)
                                                 -------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS                2,428,914   (10,064,148)

NET ASSETS BEGINNING OF PERIOD                       1,308,804    21,951,683
                                                 -------------- -------------

NET ASSETS END OF PERIOD                           $ 3,737,718  $ 11,887,535
----------------------------------               ============== =============

(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001



                                                      JNL/Janus      JNL/Oppenheimer                           JNL/PIMCO
                                                        Global        Global Growth    JNL/Oppenheimer        Total Return
                                                 Equities Portfolio   Portfolio (a)  Growth Portfolio (a)  Bond Portfolio (b)
                                                 ------------------  --------------  --------------------  ------------------
OPERATIONS
   Net investment income (loss)                   $     (1,750)       $    (4,704)    $ (1,776)             $      8,637
   Net realized gain (loss) on investments          (1,625,608)            (3,733)         (58)                    9,790
   Net change in unrealized appreciation
      (depreciation) on investments                 (1,913,930)            16,933        8,035                   (29,001)
                                                 ------------------  --------------  --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (3,541,288)             8,496        6,201                   (10,574)
                                                 ------------------  --------------  --------------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      66,433            673,127      360,911                    48,116
   Value of units redeemed                            (530,561)           (19,655)        (555)                   (2,720)
   Transfers between portfolios                     (1,892,192)           146,295       74,492                   365,345
   Policyholder charges                                (21,403)            (1,275)          (3)                        -
                                                 ------------------  --------------  --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (2,377,723)           798,492      434,845                   410,741
                                                 ------------------  --------------  --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS               (5,919,011)           806,988      441,046                   400,167

NET ASSETS BEGINNING OF PERIOD                      14,423,981                  -            -                         -
                                                 ------------------  --------------  --------------------  ------------------

NET ASSETS END OF PERIOD                          $  8,504,970        $   806,988     $441,046              $    400,167
----------------------------------               ==================  ==============  ====================  ==================
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                                     JNL/Putnam        JNL/Putnam      JNL/Putnam
                                                    JNL/Putnam      International         Midcap      Value Equity
                                                 Growth Portfolio  Equity Portfolio  Growth Portfolio   Portfolio
                                                 ----------------  ----------------  ---------------- ------------
OPERATIONS
   Net investment income (loss)                   $    (83,644)    $       (18,775)   $     (12,269)   $  (29,112)
   Net realized gain (loss) on investments            (713,220)           (202,812)         (60,328)       (9,218)
   Net change in unrealized appreciation
      (depreciation) on investments                 (1,216,560)           (476,372)        (137,740)     (573,269)
                                                 ----------------  ----------------  ---------------- ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (2,013,424)           (697,959)        (210,337)     (611,599)
                                                 ----------------  ----------------  ---------------- ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                     447,667             660,535          813,017     1,497,077
   Value of units redeemed                            (449,573)           (128,447)         (58,513)     (551,269)
   Transfers between portfolios                       (910,411)            (94,126)         102,057     1,141,800
   Policyholder charges                                (18,823)             (4,507)          (1,343)      (16,770)
                                                 ----------------  ----------------  ---------------- ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (931,140)            433,455          855,218     2,070,838
                                                 ----------------  ----------------  ---------------- ------------

NET INCREASE (DECREASE) IN NET ASSETS               (2,944,564)           (264,504)         644,881     1,459,239

NET ASSETS BEGINNING OF PERIOD                       7,800,664           2,988,504          555,784     7,725,548
                                                 ----------------  ----------------  ---------------- ------------

NET ASSETS END OF PERIOD                          $  4,856,100     $     2,724,000    $   1,200,665    $9,184,787
----------------------------------               ================  ================  ================ ============
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                    Lazard/JNL           Lazard/JNL
                                                      Mid Cap             Small Cap
                                                 Value Portfolio (b)  Value Portfolio (b)
                                                 -------------------  -------------------
OPERATIONS
   Net investment income (loss)                   $        463         $          (19)
   Net realized gain (loss) on investments              14,530                  6,889
   Net change in unrealized appreciation
      (depreciation) on investments                     (8,564)                 2,936
                                                 -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       6,429                  9,806
                                                 -------------------  -------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      51,395                 56,912
   Value of units redeemed                                   -                   (205)
   Transfers between portfolios                         93,691                 61,487
   Policyholder charges                                      -                      -
                                                 -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               145,086                118,194
                                                 -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                  151,515                128,000

NET ASSETS BEGINNING OF PERIOD                               -                      -
                                                 -------------------  -------------------

NET ASSETS END OF PERIOD                          $    151,515        $       128,000
----------------------------------               =================== ====================
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001




                                                                                                     Salomon
                                                 PPM America/    PPM America/     PPM America/      Brothers/
                                                 JNL Balanced   JNL High Yield     JNL Money        JNL Global
                                                   Portfolio    Bond Portfolio  Market Portfolio  Bond Portfolio
                                                 -------------- --------------  ----------------  --------------
OPERATIONS
   Net investment income (loss)                   $     94,608   $   334,577    $     113,803      $    91,159
   Net realized gain (loss) on investments             134,003        (5,679)          46,401           20,901
   Net change in unrealized appreciation
      (depreciation) on investments                     79,387      (246,728)         (46,401)         (48,457)
                                                 -------------- --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     307,998        82,170          113,803           63,603
                                                 -------------- --------------  ----------------  --------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   1,014,358     1,080,974        3,276,661          437,894
   Value of units redeemed                            (388,799)     (301,631)      (2,554,163)        (118,992)
   Transfers between portfolios                      1,084,646     1,313,292        2,041,182          637,604
   Policyholder charges                                (17,082)      (14,150)        (147,663)          (4,111)
                                                 -------------- --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             1,693,123     2,078,485        2,616,017          952,395
                                                 -------------- --------------  ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                2,001,121     2,160,655        2,729,820        1,015,998

NET ASSETS BEGINNING OF PERIOD                       3,080,439     2,178,819        4,209,438          873,946
                                                 -------------- --------------  ----------------  --------------

NET ASSETS END OF PERIOD                          $  5,081,560   $ 4,339,474    $   6,939,258      $ 1,889,944
                                                 ============== =============   ================  ==============



                                                    Salomon
                                                 Brothers/JNL
                                                 U.S. Government  T. Rowe Price/    T. Rowe Price/       T. Rowe
                                                   & Quality      JNL Established     JNL Mid-Cap       Price/JNL
                                                 Bond Portfolio   Growth Portfolio  Growth Portfolio  Value Portfolio
                                                 --------------   ----------------  ----------------  ---------------
OPERATIONS
   Net investment income (loss)                   $    170,044     $    (75,577)     $   (89,732)      $   (4,027)
   Net realized gain (loss) on investments             192,969          (97,935)           3,113           (7,460)
   Net change in unrealized appreciation
      (depreciation) on investments                   (188,320)        (433,215)        (119,871)         (19,313)
                                                 --------------   ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     174,693         (606,727)        (206,490)         (30,800)
                                                 --------------   ----------------  ----------------  ---------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   1,749,200          885,903        1,099,114        1,626,761
   Value of units redeemed                            (290,510)        (421,289)        (382,812)         (81,908)
   Transfers between portfolios                        890,743          724,596         (605,108)       1,233,991
   Policyholder charges                                 (5,252)         (17,294)         (12,416)          (1,133)
                                                 --------------   ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             2,344,181        1,171,916           98,778        2,777,711
                                                 --------------   ----------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                2,518,874          565,189         (107,712)       2,746,911

NET ASSETS BEGINNING OF PERIOD                       2,882,547        5,731,857        6,525,187          394,618
                                                 --------------   ----------------  ----------------  ---------------

NET ASSETS END OF PERIOD                          $  5,401,421     $  6,297,046      $ 6,417,475       $3,141,529
                                                 ==============   ================  ================  ===============



                                                    JNL/S&P              JNL/S&P
                                                 Conservative           Moderate
                                               Growth Portfolio I  Growth Portfolio I
                                                 ----------------  ------------------
OPERATIONS
   Net investment income (loss)                   $    132,758      $       203,398
   Net realized gain (loss) on investments             174,074              280,152
   Net change in unrealized appreciation
      (depreciation) on investments                   (519,127)            (959,991)
                                                 ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (212,295)            (476,441)
                                                 ----------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                   3,224,092            7,051,490
   Value of units redeemed                            (308,610)            (466,683)
   Transfers between portfolios                        939,089              747,724
   Policyholder charges                                 (9,625)              (7,837)
                                                 ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             3,844,946            7,324,694
                                                 ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                3,632,651            6,848,253

NET ASSETS BEGINNING OF PERIOD                       2,772,396            4,152,773
                                                 ----------------  ------------------

NET ASSETS END OF PERIOD                          $  6,405,047      $    11,001,026
                                                 ================  ==================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001



                                                         JNL/S&P             JNL/S&P                            JNL/S&P Equity
                                                       Aggressive        Very Aggressive     JNL/S&P Equity       Aggressive
                                                   Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                                   ------------------  ------------------  ------------------  ------------------
OPERATIONS
   Net investment income (loss)                     $     73,567        $      22,294       $   70,134          $       17,286
   Net realized gain (loss) on investments               103,402              109,814           99,837                  23,943
   Net change in unrealized appreciation
      (depreciation) on investments                     (743,302)            (271,771)        (902,248)               (280,679)
                                                   ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (566,333)            (139,663)        (732,277)               (239,450)
                                                   ------------------  ------------------  ------------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                       946,011              631,995        2,559,199                 132,426
   Value of units redeemed                              (120,048)             (55,010)        (402,759)                (26,969)
   Transfers between portfolios                         (312,456)             109,636          467,240                 (22,143)
   Policyholder charges                                   (4,709)              (2,622)         (25,461)                 (2,704)
                                                   ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 508,798              683,999        2,598,219                  80,610
                                                   ------------------  ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (57,535)             544,336        1,865,942                (158,840)

NET ASSETS BEGINNING OF PERIOD                         4,320,745            1,012,623        3,927,233               1,393,887
                                                   ------------------  ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                            $  4,263,210        $   1,556,959       $5,793,175          $    1,235,047
                                                   ==================  ==================  ==================  ==================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000


                                                                                                              JNL/Eagle
                                                       JNL/Alger         JNL/Alliance      JNL/Eagle Core      SmallCap
                                                    Growth Portfolio  Growth Portfolio(a) Equity Portfolio  Equity Portfolio
                                                    ----------------  ------------------- ----------------  ----------------
OPERATIONS
   Net investment income (loss)                      $   (154,976)     $    (4,985)       $  (19,463)        $   (22,238)
   Net realized gain (loss) on investments                465,235          (24,756)           28,566               9,051
   Net change in unrealized appreciation
      (depreciation) on investments                    (2,350,919)        (177,630)          (33,938)           (281,147)
                                                    ----------------  ------------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (2,040,660)        (207,371)          (24,835)           (294,334)
                                                    ----------------  ------------------- ----------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      7,222,854          992,033           718,233             904,959
   Value of units redeemed                               (574,833)          (9,781)          (57,705)            (62,527)
   Transfers between portfolios                        (1,155,720)          95,155           136,632             345,465
   Policyholder charges                                   (15,475)               -              (249)             (1,796)
                                                    ----------------  ------------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                5,476,826        1,077,407           796,911           1,186,101
                                                    ----------------  ------------------- ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,436,166          870,036           772,076             891,767

NET ASSETS BEGINNING OF PERIOD                          8,318,586                -           849,933             921,804
                                                    ----------------  ------------------- ----------------  ----------------

NET ASSETS END OF PERIOD                             $ 11,754,752      $  870,036         $1,622,009         $ 1,813,571
----------------------------------                  ================  =================== ================  ================

(A)  INCEPTION DATE MAY 1, 2000.



                                                        JNL/Janus       JNL/Janus      JNL/Janus       JNL/Janus
                                                       Aggressive       Balanced        Capital          Global
                                                    Growth Portfolio  Portfolio (a) Growth Portfolio Equities Portfolio
                                                    ----------------  ------------- ---------------- ------------------
OPERATIONS
   Net investment income (loss)                      $   (325,795)     $    (7,781)  $   (344,186)    $   (188,667)
   Net realized gain (loss) on investments                899,549           (1,462)     1,266,827          183,357
   Net change in unrealized appreciation
      (depreciation) on investments                    (7,416,846)         (12,346)   (12,729,777)      (4,186,435)
                                                    ----------------  ------------- ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (6,843,092)         (21,589)   (11,807,136)      (4,191,745)
                                                    ----------------  ------------- ---------------- ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                     15,488,213        1,079,746     17,906,983        9,799,380
   Value of units redeemed                             (1,040,498)         (18,654)    (1,071,480)        (481,804)
   Transfers between portfolios                         1,077,140          269,312        911,470        4,325,337
   Policyholder charges                                   (25,179)             (11)       (31,144)         (16,904)
                                                    ----------------  ------------- ---------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               15,499,676        1,330,393     17,715,829       13,626,009
                                                    ----------------  ------------- ---------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                   8,656,584        1,308,804      5,908,693        9,434,264

NET ASSETS BEGINNING OF PERIOD                         14,790,700                -     16,042,990        4,989,717
                                                    ----------------  ------------- ---------------- ------------------

NET ASSETS END OF PERIOD                             $ 23,447,284      $ 1,308,804   $ 21,951,683     $ 14,423,981
----------------------------------                  ================  ============= ================ ==================

(A)  INCEPTION DATE MAY 1, 2000.



                                                                        JNL/Putnam
                                                       JNL/Putnam      International
                                                    Growth Portfolio  Equity Portfolio
                                                    ----------------  ----------------
OPERATIONS
   Net investment income (loss)                      $   (104,275)    $     (30,090)
   Net realized gain (loss) on investments                103,899            64,860
   Net change in unrealized appreciation
      (depreciation) on investments                    (1,653,030)         (391,260)
                                                    ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (1,653,406)         (356,490)
                                                    ----------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      3,500,166         1,698,296
   Value of units redeemed                               (346,505)         (315,593)
   Transfers between portfolios                           444,830           571,801
   Policyholder charges                                    (3,870)          (15,504)
                                                    ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                3,594,621         1,939,000
                                                    ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   1,941,215         1,582,510

NET ASSETS BEGINNING OF PERIOD                          5,859,449         1,405,994
                                                    ----------------  ----------------

NET ASSETS END OF PERIOD                             $  7,800,664      $  2,988,504
----------------------------------                  ================  ================

(A)  INCEPTION DATE MAY 1, 2000.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000




                                                        JNL/Putnam     JNL/Putnam   PPM America/    PPM America/
                                                          Midcap      Value Equity  JNL Balanced   JNL High Yield
                                                 Growth Portfolio (a)    Portfolio     Portfolio    Bond Portfolio
                                                    ----------------  ------------  ------------   --------------
OPERATIONS
   Net investment income (loss)                      $     (2,068)    $    (93,396)  $  (35,510)   $  (30,210)
   Net realized gain (loss) on investments                    (54)         (96,915)     (12,688)       (4,405)
   Net change in unrealized appreciation
      (depreciation) on investments                       (13,092)         634,792      263,426      (113,284)
                                                    ----------------  ------------  ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (15,214)         444,481      215,228      (147,899)
                                                    ----------------  ------------  ------------   --------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                        492,289        1,991,563      947,351       572,609
   Value of units redeemed                                   (917)        (173,091)    (129,582)     (113,340)
   Transfers between portfolios                            79,626          189,432      182,062        36,515
   Policyholder charges                                         -           (3,246)      (1,761)         (939)
                                                    ----------------  ------------  ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  570,998        2,004,658      998,070       494,845
                                                    ----------------  ------------  ------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS                     555,784        2,449,139    1,213,298       346,946

NET ASSETS BEGINNING OF PERIOD                                  -        5,276,409    1,867,141     1,831,873
                                                    ----------------  ------------  ------------   --------------

NET ASSETS END OF PERIOD                             $    555,784     $  7,725,548   $3,080,439    $2,178,819
----------------------------------                  ================  ============= ============   ==============

(A)  INCEPTION DATE MAY 1, 2000.



                                                                                         Salomon
                                                                         Salomon       Brothers/JNL
                                                      PPM America/       Brothers/    U.S. Government   T. Rowe Price/
                                                       JNL Money        JNL Global       & Quality      JNL Established
                                                    Market Portfolio  Bond Portfolio   Bond Portfolio   Growth Portfolio
                                                    ----------------  --------------  ---------------   ----------------
OPERATIONS
   Net investment income (loss)                       $   (30,397)    $ (10,022)       $   (30,164)      $   (68,700)
   Net realized gain (loss) on investments                 61,528         4,945             12,307           112,455
   Net change in unrealized appreciation
      (depreciation) on investments                        65,334        47,608            244,361          (215,114)
                                                    ----------------  --------------  ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         96,465        42,531            226,504          (171,359)
                                                    ----------------  --------------  ---------------   ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      4,225,124       198,880            616,069         2,271,097
   Value of units redeemed                               (327,285)      (25,844)          (100,736)         (196,261)
   Transfers between portfolios                          (912,249)      121,628            611,272           478,316
   Policyholder charges                                   (14,969)         (111)              (762)           (2,132)
                                                    ----------------  --------------  ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                2,970,621       294,553          1,125,843         2,551,020
                                                    ----------------  --------------  ---------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,067,086       337,084          1,352,347         2,379,661

NET ASSETS BEGINNING OF PERIOD                          1,142,352       536,862          1,530,200         3,352,196
                                                    ----------------  --------------  ---------------   ----------------

NET ASSETS END OF PERIOD                              $ 4,209,438     $ 873,946        $ 2,882,547       $ 5,731,857
----------------------------------                  ================  ==============  ===============   ================

(A)  INCEPTION DATE MAY 1, 2000.


                                                     T. Rowe Price/         T. Rowe
                                                      JNL Mid-Cap          Price/JNL
                                                    Growth Portfolio  Value Portfolio (a)
                                                    ----------------  -------------------
OPERATIONS
   Net investment income (loss)                      $    (62,514)     $   (810)
   Net realized gain (loss) on investments                100,045           153
   Net change in unrealized appreciation
      (depreciation) on investments                       144,069        24,321
                                                    ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        181,600        23,664
                                                    ----------------  -------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                      3,136,283       205,191
   Value of units redeemed                               (134,661)         (970)
   Transfers between portfolios                         1,139,021       166,733
   Policyholder charges                                    (2,616)            -
                                                    ----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                4,138,027       370,954
                                                    ----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                   4,319,627       394,618

NET ASSETS BEGINNING OF PERIOD                          2,205,560             -
                                                    ----------------  -------------------

NET ASSETS END OF PERIOD                             $  6,525,187      $394,618
----------------------------------                  ================  ===================

(A)  INCEPTION DATE MAY 1, 2000.


                     See notes to the financial statements.




JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000


                                                     JNL/S&P           JNL/S&P           JNL/S&P            JNL/S&P
                                                  Conservative         Moderate         Aggressive      Very Aggressive
                                               Growth Portfolio I Growth Portfolio I Growth Portfolio I Growth Portfolio I
                                               ------------------ ------------------ ------------------ -------------------
OPERATIONS
   Net investment income (loss)                 $    (29,855)      $       (38,116)   $      (45,302)    $       (10,941)
   Net realized gain (loss) on investments            23,890                24,870            12,157               1,969
   Net change in unrealized appreciation
      (depreciation) on investments                 (104,669)             (262,007)         (479,681)           (212,464)
                                               ------------------ ------------------ ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (110,634)             (275,253)         (512,826)           (221,436)
                                               ------------------ ------------------ ------------------ -------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 1,559,123             2,764,873         3,302,895             652,860
   Value of units redeemed                           (24,161)             (121,482)          (53,183)             (6,839)
   Transfers between portfolios                      114,895               518,168           379,759             389,468
   Policyholder charges                                 (145)               (3,243)             (211)               (139)
                                               ------------------ ------------------ ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           1,649,712             3,158,316         3,629,260           1,035,350
                                               ------------------ ------------------ ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS              1,539,078             2,883,063         3,116,434             813,914

NET ASSETS BEGINNING OF PERIOD                     1,233,318             1,269,710         1,204,311             198,709
                                               ------------------ ------------------ ------------------ -------------------

NET ASSETS END OF PERIOD                        $  2,772,396       $     4,152,773    $    4,320,745     $     1,012,623
                                               ================== ================== ================== ===================




                                                                     JNL/S&P Equity
                                                 JNL/S&P Equity        Aggressive
                                               Growth Portfolio I  Growth Portfolio I
                                               ------------------  ------------------
OPERATIONS
   Net investment income (loss)                 $    (46,268)       $  (16,214)
   Net realized gain (loss) on investments               801            52,657
   Net change in unrealized appreciation
      (depreciation) on investments                 (686,037)         (344,346)
                                               ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (731,504)         (307,903)
                                               ------------------  ------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 2,495,493         1,336,198
   Value of units redeemed                           (57,994)          (13,697)
   Transfers between portfolios                      756,027          (249,356)
   Policyholder charges                                 (324)             (782)
                                               ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           3,193,202         1,072,363
                                               ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS              2,461,698           764,460

NET ASSETS BEGINNING OF PERIOD                     1,465,535           629,427
                                               ------------------  ------------------

NET ASSETS END OF PERIOD                        $  3,927,233        $1,393,887
                                               ==================  ==================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
---------------------

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains thirty-four (34) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------------
                                                             JNL SERIES TRUST

AIM/JNL Large Cap Growth Series                                          JNL/Putnam Value Equity Series
AIM/JNL Small Cap Growth Series                                          Lazard/JNL Mid Cap Value Series
AIM/JNL Value II Series                                                  Lazard/JNL Small Cap Value Series
JNL/Alger Growth Series                                                  PPM America/JNL Balanced Series
JNL/Alliance Growth Series                                               PPM America/JNL High Yield Bond Series
JNL/Eagle Core Equity Series                                             PPM America/JNL Money Market Series
JNL/Eagle SmallCap Equity Series                                         Salomon Brothers/JNL Global Bond Series
JNL/Janus Aggressive Growth Series                                       Salomon Brothers/JNL U.S. Government & Quality Bond Series
JNL/Janus Balanced Series                                                T. Rowe Price/JNL Established Growth Series
JNL/Janus Capital Growth Series                                          T. Rowe Price/JNL Mid-Cap Growth Series
JNL/Janus Global Equities Series                                         T. Rowe Price/JNL Value Series
JNL/Oppenheimer Global Growth Series                                     JNL/S&P Conservative Growth Series I
JNL/Oppenheimer Growth Series                                            JNL/S&P Moderate Growth Series I
JNL/PIMCO Total Return Bond Series                                       JNL/S&P Aggressive Growth Series I
JNL/Putnam Growth Series                                                 JNL/S&P Very Aggressive Growth Series I
JNL/Putnam International Equity Series                                   JNL/S&P Equity Growth Series I
JNL/Putnam Midcap Growth Series                                          JNL/S&P Equity Aggressive Series I

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the series and receives a fee for its services from each of the series

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective Series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. Realized gain distributions are reinvested in the respective Series. Dividend distributions received from the Series are reinvested in additional shares of the Series and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2001, contract maintenance charges were assessed in the amount of $42,452.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2001, transfer fee charges were assessed in the amount of $75.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 - POLICY CHARGES (CONTINUED)
-----------------------------------

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the period ended December 31, 2001, surrender charges were assessed in the amount of $414,299.

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     During the first seven contract years, Jackson National deducts a contract enhancement charge daily from the net assets of the Separate Account at an annual rate of 0.425%. The contract enhancement benefit affords the contract owner an additional amount added to the contract during the first year at a rate of 3% of premium payments made.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

     For the period ended December 31, 2001, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST

                                                                             Proceeds
                                                              Purchases     from Sales
                                                              ---------     ----------
AIM/JNL Large Cap Growth                                       $   35,544       $     19
AIM/JNL Small Cap Growth                                           37,578             31
AIM/JNL Value II                                                   68,839            136
JNL/Alger Growth                                                2,882,615      4,372,598
JNL/Alliance Growth                                             1,307,494        332,300
JNL/Eagle Core Equity                                             895,332        459,947
JNL/Eagle SmallCap Equity                                       1,787,940      1,045,169
JNL/Janus Aggressive Growth                                     3,885,004      6,107,986
JNL/Janus Balanced                                              3,129,287        562,283
JNL/Janus Capital Growth                                        5,204,527      6,009,653
JNL/Janus Global Equities                                         800,389      3,166,202
JNL/Oppenheimer Global Growth                                     902,010        108,222
JNL/Oppenheimer Growth                                            449,640         16,571
JNL/PIMCO Total Return Bond                                       552,949        121,745
JNL/Putnam Growth                                               1,264,902      2,279,686
JNL/Putnam International Equity                                 1,686,406      1,267,263
JNL/Putnam Midcap Growth                                        1,184,737        341,788




                                                                           Proceeds
                                                           Purchases      from Sales
                                                           ---------      ----------
JNL/Putnam Value Equity                                     $ 4,820,927    $ 2,779,201
Lazard/JNL Mid Cap Value                                        160,286            209
Lazard/JNL Small Cap Value                                      125,477            431
PPM America/JNL Balanced                                      3,112,540      1,297,976
PPM America/JNL High Yield Bond                               4,333,508      1,920,446
PPM America/JNL Money Market                                 14,674,971     11,945,151
Salomon Brothers/JNL Global Bond                              1,362,084        318,530
Salomon Brothers/JNL U.S. Government & Quality Bond           4,657,342      2,119,878
T. Rowe Price/JNL Established Growth                          2,764,322      1,652,192
T. Rowe Price/JNL Mid-Cap Growth                              2,597,446      2,588,400
T. Rowe Price/JNL Value                                       3,621,436        837,117
JNL/S&P Conservative Growth I                                 5,035,622        844,202
JNL/S&P Moderate Growth I                                     9,750,599      1,802,208
JNL/S&P Aggressive Growth I                                   1,684,586        843,717
JNL/S&P Very Aggressive Growth I                              1,045,278        192,020
JNL/S&P Equity Growth I                                       4,374,183      1,275,027
JNL/S&P Equity Aggressive I                                     417,806        208,800

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
----------------------
The following is a reconciliation of unit activity for the periods ended December 31, 2001 and 2000:



                                                  AIM/                 AIM/
                                            JNL Large Cap         JNL Small Cap           AIM/JNL              JNL/Alger
                                           Growth Portfolio (b) Growth Portfolio (b) Value II Portfolio (b) Growth Portfolio
                                           -------------------- -------------------  ---------------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                     -             -                      -                  587,023

      Units Issued                                         -             -                      -                  645,348
      Units Redeemed                                       -             -                      -                 (260,604)

Units Outstanding at December 31, 2000                     -             -                      -                  971,767

      Units Issued                                     3,496         3,530                  5,550                  215,077
      Units Redeemed                                       -             -                     (1)                (376,331)

Units Outstanding at December 31, 2001                 3,496         3,530                  5,549                  810,513

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                     -             -                      -                        -

      Units Issued                                         -             -                      -                        -
      Units Redeemed                                       -             -                      -                        -

Units Outstanding at December 31, 2000                     -             -                      -                        -

      Units Issued                                         -             -                  1,030                   44,876
      Units Redeemed                                       -             -                      -                  (12,333)

Units Outstanding at December 31, 2001                     -             -                  1,030                   32,543
-----------------------------------

*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE OCTOBER 29, 2001.


                                                                                        JNL/Eagle         JNL/Janus
                                                 JNL/Alliance       JNL/Eagle Core       SmallCap         Aggressive
                                             Growth Portfolio (a)  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                             --------------------  ----------------  ----------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                   -               71,996            75,042             875,270

      Units Issued                                 131,082               92,721           130,258           1,199,239
      Units Redeemed                               (19,983)             (25,779)          (32,736)           (294,811)

Units Outstanding at December 31, 2000             111,099              138,938           172,564           1,779,698

      Units Issued                                 119,128               36,054           134,884             309,995
      Units Redeemed                               (43,179)             (37,658)          (92,076)           (579,497)

Units Outstanding at December 31, 2001             187,048              137,334           215,372           1,510,196

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                   -                    -                 -                   -

      Units Issued                                       -                    -                 -                   -
      Units Redeemed                                     -                    -                 -                   -

Units Outstanding at December 31, 2000                   -                    -                 -                   -

      Units Issued                                  49,697               54,090            35,132              47,180
      Units Redeemed                                (1,245)              (3,704)           (5,884)             (2,084)

Units Outstanding at December 31, 2001              48,452               50,386            29,248              45,096
-----------------------------------

*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                             JNL/Janus         JNL/Janus
                                             Balanced          Capital
                                           Portfolio (a)   Growth Portfolio
                                           --------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                 -       640,394

      Units Issued                               145,771       963,405
      Units Redeemed                             (16,150)     (242,221)

Units Outstanding at December 31, 2000           129,621     1,361,578

      Units Issued                               215,703       361,193
      Units Redeemed                             (50,825)     (513,704)

Units Outstanding at December 31, 2001           294,499     1,209,067

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -             -

      Units Issued                                     -             -
      Units Redeemed                                   -             -

Units Outstanding at December 31, 2000                 -             -

      Units Issued                               101,869        60,291
      Units Redeemed                              (4,730)       (6,959)

Units Outstanding at December 31, 2001            97,139        53,332
-----------------------------------

*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
----------------------------------



                                               JNL/Janus      JNL/Oppenheimer                           JNL/PIMCO
                                                 Global        Global Growth     JNL/Oppenheimer       Total Return
                                          Equities Portfolio   Portfolio (b)   Growth Portfolio (b)  Bond Portfolio (c)
                                          ------------------  ---------------  --------------------  ------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999          289,871             -                      -                    -

      Units Issued                              926,488             -                      -                    -
      Units Redeemed                           (176,536)            -                      -                    -

Units Outstanding at December 31, 2000        1,039,823             -                      -                    -

      Units Issued                               52,266        35,179                 15,454               18,319
      Units Redeemed                           (279,197)       (7,112)                (1,389)             (11,982)

Units Outstanding at December 31, 2001          812,892        28,067                 14,065                6,337

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                -             -                      -                    -

      Units Issued                                    -             -                      -                    -
      Units Redeemed                                  -             -                      -                    -

Units Outstanding at December 31, 2000                -             -                      -                    -

      Units Issued                                    -        64,619                 32,918               34,891
      Units Redeemed                                  -        (3,935)                   (58)                (276)

Units Outstanding at December 31, 2001                -        60,684                 32,860               34,615
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE MAY 1, 2001.
(C)  INCEPTION DATE OCTOBER 29, 2001.



                                                               JNL/Putnam       JNL/Putnam     JNL/Putnam
                                              JNL/Putnam      International    Midcap Growth  Value Equity
                                           Growth Portfolio  Equity Portfolio  Portfolio (a)   Portfolio
                                           ----------------  ----------------  -------------  ------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           423,138            106,235             -       541,720

      Units Issued                               366,333            273,553        56,016       423,542
      Units Redeemed                             (94,150)          (113,584)       (1,289)     (213,308)

Units Outstanding at December 31, 2000           695,321            266,204        54,727       751,954

      Units Issued                               117,779            137,983        88,996       370,725
      Units Redeemed                            (242,471)          (124,410)      (34,818)     (266,405)

Units Outstanding at December 31, 2001           570,629            279,777       108,905       856,274

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                  -             -             -

      Units Issued                                     -                  -             -             -
      Units Redeemed                                   -                  -             -             -

Units Outstanding at December 31, 2000                 -                  -             -             -

      Units Issued                                16,520             30,861        56,584       123,096
      Units Redeemed                              (1,401)            (1,775)       (6,225)       (7,259)

Units Outstanding at December 31, 2001            15,119             29,086        50,359       115,837
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE MAY 1, 2001.
(C)  INCEPTION DATE OCTOBER 29, 2001.


                                            Lazard/JNL              Lazard/JNL
                                              Mid Cap                Small Cap
                                           Value Portfolio (c)  Value Portfolio (c)
                                           -------------------  -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                 -                      -

      Units Issued                                     -                      -
      Units Redeemed                                   -                      -

Units Outstanding at December 31, 2000                 -                      -

      Units Issued                                11,848                  6,603
      Units Redeemed                                   -                    (20)

Units Outstanding at December 31, 2001            11,848                  6,583

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                      -

      Units Issued                                     -                      -
      Units Redeemed                                   -                      -

Units Outstanding at December 31, 2000                 -                      -

      Units Issued                                 2,175                  5,125
      Units Redeemed                                   -                      -

Units Outstanding at December 31, 2001             2,175                  5,125
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.
(B)  INCEPTION DATE MAY 1, 2001.
(C)  INCEPTION DATE OCTOBER 29, 2001.





JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
----------------------------------


                                                                                             Salomon
                                          PPM America/    PPM America/      PPM America/     Brothers/
                                          JNL Balanced    JNL High Yield     JNL Money       JNL Global
                                            Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                          --------------  --------------  ----------------  --------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999          189,390       183,384       110,543              53,100

      Units Issued                              188,696       131,854       941,254              43,908
      Units Redeemed                            (85,391)      (80,893)     (661,510)            (15,223)

Units Outstanding at December 31, 2000          292,695       234,345       390,287              81,785

      Units Issued                              197,571       296,072     1,143,726              82,797
      Units Redeemed                           (105,572)     (155,665)   (1,020,098)            (26,828)

Units Outstanding at December 31, 2001          384,694       374,752       513,915             137,754

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                -             -             -                   -

      Units Issued                                    -             -             -                   -
      Units Redeemed                                  -             -             -                   -

Units Outstanding at December 31, 2000                -             -             -                   -

      Units Issued                               72,916       108,752       197,328              33,135
      Units Redeemed                             (7,010)      (36,966)      (69,320)               (229)

Units Outstanding at December 31, 2001           65,906        71,786       128,008              32,906
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.



                                               Salomon
                                             Brothers/JNL
                                             U.S. Government  T. Rowe Price/   T. Rowe Price/         T. Rowe
                                               & Quality      JNL Established    JNL Mid-Cap         Price/JNL
                                             Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio (a)
                                             --------------  ----------------  ----------------  -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999             157,802         268,215       170,064                   -

      Units Issued                                 142,036         262,865       374,408              37,319
      Units Redeemed                               (29,259)        (64,468)      (68,386)             (1,436)

Units Outstanding at December 31, 2000             270,579         466,612       476,086              35,883

      Units Issued                                 278,668         196,737       164,623             233,671
      Units Redeemed                              (180,225)       (144,237)     (190,644)            (69,835)

Units Outstanding at December 31, 2001             369,022         519,112       450,065             199,719

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                   -               -             -                   -

      Units Issued                                       -               -             -                   -
      Units Redeemed                                     -               -             -                   -

Units Outstanding at December 31, 2000                   -               -             -                   -

      Units Issued                                 126,006          71,132        52,381             107,746
      Units Redeemed                                (6,255)           (266)       (7,411)             (6,790)

Units Outstanding at December 31, 2001             119,751          70,866        44,970             100,956
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.





                                                 JNL/S&P           JNL/S&P
                                              Conservative         Moderate
                                           Growth Portfolio I  Growth Portfolio I
                                           ------------------  ------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           112,158              107,947

      Units Issued                               191,670              297,596
      Units Redeemed                             (43,934)             (31,271)

Units Outstanding at December 31, 2000           259,894              374,272

      Units Issued                               278,421              461,526
      Units Redeemed                             (65,422)            (149,618)

Units Outstanding at December 31, 2001           472,893              686,180

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                    -

      Units Issued                                     -                    -
      Units Redeemed                                   -                    -

Units Outstanding at December 31, 2000                 -                    -

      Units Issued                               187,288              463,357
      Units Redeemed                             (13,798)             (20,546)

Units Outstanding at December 31, 2001           173,490              442,811
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2000.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
----------------------------------


                                                JNL/S&P              JNL/S&P                            JNL/S&P Equity
                                              Aggressive        Very Aggressive      JNL/S&P Equity        Aggressive
                                           Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                           ------------------  ------------------  ------------------  ------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999            99,418               15,526             110,742              47,070

      Units Issued                               308,731               89,958             271,427             114,151
      Units Redeemed                              (9,053)              (8,629)            (32,019)            (36,568)

Units Outstanding at December 31, 2000           399,096               96,855             350,150             124,653

      Units Issued                                46,737               45,090             206,529              18,831
      Units Redeemed                             (69,489)             (14,779)           (128,953)            (21,759)

Units Outstanding at December 31, 2001           376,344              127,166             427,726             121,725

CONTRACT ENHANCEMENT BENEFIT *

Units Outstanding at December 31, 1999                 -                    -                   -                   -

      Units Issued                                     -                    -                   -                   -
      Units Redeemed                                   -                    -                   -                   -

Units Outstanding at December 31, 2000                 -                    -                   -                   -

      Units Issued                                89,127               51,420             203,482               8,119
      Units Redeemed                             (15,094)              (4,322)             (1,250)                  -

Units Outstanding at December 31, 2001            74,033               47,098             202,232               8,119
-----------------------------------
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION
----------------------------------------
  The following is a summary of contract transactions for the period ended December 31, 2001:



                                                       AIM/                  AIM/
                                                  JNL Large Cap         JNL Small Cap            AIM/JNL              JNL/Alger
                                               Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                               --------------------  --------------------  ----------------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                   $ 35,383              $ 37,232              $ 10,485               $    931,732
   Value of units redeemed                             -                     -                     -                   (529,827)
   Transfers between portfolios                      162                   347                48,054                 (2,031,495)
                                               --------------------  --------------------  ----------------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                   35,545                37,579                58,539                 (1,629,590)
   DEDUCTIONS:
   Policyholder charges                                -                     -                     9                     22,228
                                               --------------------  --------------------  ----------------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                $ 35,545              $ 37,579              $ 58,530               $ (1,651,818)
                                               ====================  ====================  ======================  ================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                   $      -              $      -              $ 10,300               $    275,456
   Value of units redeemed                             -                     -                     -                     (9,522)
   Transfers between portfolios                        -                     -                     -                     24,293
                                               --------------------  --------------------  ----------------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                        -                     -                10,300                    290,227
   DEDUCTIONS:
   Policyholder charges                                -                     -                     -                        650
                                               --------------------  --------------------  ----------------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                $      -              $      -              $ 10,300               $    289,577
-----------------------------------            ====================  ====================  ======================  ================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE OCTOBER 29, 2001.



                                                                                        JNL/Eagle        JNL/Janus
                                                  JNL/Alliance     JNL/Eagle Core       SmallCap         Aggressive
                                                Growth Portfolio  Equity Portfolio  Equity Portfolio  Growth Portfolio
                                                ----------------  ----------------  ----------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                    $    525,699     $  218,787         $ 241,906         $ 1,301,234
   Value of units redeemed                            (37,633)      (150,658)         (147,904)         (1,179,617)
   Transfers between portfolios                        78,655        (74,852)          396,303          (2,490,527)
                                                ----------------  ----------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                       566,721         (6,723)          490,305          (2,368,910)
   DEDUCTIONS:
   Policyholder charges                                   661         10,089             8,504              51,126
                                                ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                 $    566,060     $  (16,812)        $ 481,801         $(2,420,036)
                                                ================  ================  ================  ================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                    $    347,415     $   331,934        $ 195,444         $    250,449
   Value of units redeemed                               (156)           (613)          (4,152)              (1,787)
   Transfers between portfolios                        78,825         132,720           64,385              153,385
                                                ----------------  ----------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                       426,084         464,041          255,677              402,047
   DEDUCTIONS:
   Policyholder charges                                     -               -              280                   51
                                                ----------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                 $    426,084     $   464,041        $ 255,397         $    401,996
-----------------------------------             ================  ================  ================  ================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE OCTOBER 29, 2001.


                                                   JNL/Janus      JNL/Janus
                                                   Balanced        Capital
                                                   Portfolio     Growth Portfolio
                                                 --------------  ------------
STANDARD BENEFIT

   Proceeds from units issued                     $    936,408   $ 1,228,642
   Value of units redeemed                            (102,812)     (705,343)
   Transfers between portfolios                        754,117    (1,745,167)
                                                 --------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,587,713    (1,221,868)
   DEDUCTIONS:
   Policyholder charges                                  1,227        25,207
                                                 --------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                  $  1,586,486   $(1,247,075)
                                                 ==============  ============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $    841,620   $   296,668
   Value of units redeemed                             (11,123)       (3,323)
   Transfers between portfolios                        104,208       143,987
                                                 --------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                        934,705       437,332
   DEDUCTIONS:
   Policyholder charges                                    562            49
                                                 --------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                  $    934,143   $   437,283
-----------------------------------              ==============  ============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE OCTOBER 29, 2001.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------


                                                     JNL/Janus      JNL/Oppenheimer                          JNL/PIMCO
                                                       Global        Global Growth    JNL/Oppenheimer       Total Return
                                                 Equities Portfolio  Portfolio (a)  Growth Portfolio (a)  Bond Portfolio (b)
                                                 ------------------  -------------  --------------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                     $     66,433        $   233,353    $       114,099       $     7,653
   Value of units redeemed                            (530,561)              (243)               (29)                -
   Transfers between portfolios                     (1,892,192)            27,469             18,495            57,744
                                                 ------------------  -------------  --------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                     (2,356,320)           260,579            132,565            65,397
   DEDUCTIONS:
   Policyholder charges                                 21,403                  6                  3                 -
                                                 ------------------  -------------  --------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                  $ (2,377,723)       $   260,573    $       132,562       $    65,397
                                                 ==================  =============  ====================  ==================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $          -        $   439,774    $       246,812       $    40,463
   Value of units redeemed                                   -            (19,412)              (526)           (2,720)
   Transfers between portfolios                              -            118,826             55,997           307,601
                                                 ------------------  -------------  --------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                              -            539,188            302,283           345,344
   DEDUCTIONS:
   Policyholder charges                                      -              1,269                  -                 -
                                                 ------------------  -------------  --------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                  $          -        $   537,919    $       302,283       $   345,344
-----------------------------------              ==================  =============  ====================  ==================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.




                                                                    JNL/Putnam       JNL/Putnam     JNL/Putnam
                                                   JNL/Putnam      International    Midcap Growth  Value Equity
                                                Growth Portfolio  Equity Portfolio    Portfolio      Portfolio
                                                ----------------  ----------------  -------------  ------------
STANDARD BENEFIT

   Proceeds from units issued                    $    380,866      $      443,247    $  436,144     $  731,922
   Value of units redeemed                           (448,195)           (126,807)      (49,141)      (541,322)
   Transfers between portfolios                      (972,408)           (143,811)       64,371        854,099
                                                ----------------  ----------------  -------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                    (1,039,737)            172,629       451,374      1,044,699
   DEDUCTIONS:
   Policyholder charges                                18,772               4,457           735         16,377
                                                ----------------  ----------------  -------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                 $ (1,058,509)     $      168,172    $  450,639    $ 1,028,322
                                                ================  ================  =============  ============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                    $     66,801      $      217,288    $  376,873    $   765,155
   Value of units redeemed                             (1,378)             (1,640)       (9,372)        (9,947)
   Transfers between portfolios                        61,997              49,685        37,686        287,701
                                                ----------------  ----------------  -------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                       127,420             265,333       405,187      1,042,909
   DEDUCTIONS:
   Policyholder charges                                    51                  50           608            393
                                                ----------------  ----------------  -------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                 $    127,369      $      265,283    $  404,579    $ 1,042,516
-----------------------------------             ================  ================  =============  ============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.

                                                   Lazard/JNL            Lazard/JNL
                                                     Mid Cap              Small Cap
                                                Value Portfolio (b)  Value Portfolio (b)
                                                -------------------  -------------------
STANDARD BENEFIT

   Proceeds from units issued                     $    30,383           $  5,000
   Value of units redeemed                                  -               (205)
   Transfers between portfolios                        92,691             61,487
                                                -------------------  -------------------
   Total gross deposits (withdrawals) net of
      transfers                                       123,074             66,282
   DEDUCTIONS:
   Policyholder charges                                     -                  -
                                                -------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                  $   123,074           $ 66,282
                                                ===================  ===================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $    21,012           $ 51,912
   Value of units redeemed                                  -                  -
   Transfers between portfolios                         1,000                  -
                                                -------------------  -------------------
   Total gross deposits (withdrawals) net of
      transfers                                        22,012             51,912
   DEDUCTIONS:
   Policyholder charges                                     -                  -
                                                -------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                  $    22,012           $ 51,912
-----------------------------------             ===================  ===================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                PPM America/     PPM America/    PPM America/       Brothers/
                                                JNL Balanced    JNL High Yield    JNL Money         JNL Global
                                                  Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                --------------  --------------  ----------------  --------------
STANDARD BENEFIT

   Proceeds from units issued                     $   431,271   $   251,634      $ 1,481,123          $ 128,250
   Value of units redeemed                           (386,577)     (284,028)      (2,549,176)          (117,090)
   Transfers between portfolios                     1,009,614     1,425,918        2,548,284            609,700
                                                --------------  --------------  ----------------  --------------
   Total gross deposits (withdrawals) net of
      transfers                                     1,054,308     1,393,524        1,480,231            620,860
   DEDUCTIONS:
   Policyholder charges                                17,082        13,413          147,663              4,111
                                                --------------  --------------  ----------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 1,037,226   $ 1,380,111      $ 1,332,568          $ 616,749
                                                ==============  ==============  ================  ==============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                     $   583,087   $   829,340      $ 1,795,538          $ 309,644
   Value of units redeemed                             (2,222)      (17,603)          (4,987)            (1,902)
   Transfers between portfolios                        75,032      (112,626)        (507,102)            27,904
                                                --------------  --------------  ----------------  --------------
   Total gross deposits (withdrawals) net of
      transfers                                       655,897       699,111        1,283,449            335,646
   DEDUCTIONS:
   Policyholder charges                                     -           737                -                  -
                                                --------------  --------------  ----------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                  $   655,897   $   698,374      $ 1,283,449          $ 335,646
-----------------------------------             ==============  ==============  ================  ==============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.






                                                    Salomon
                                                 Brothers/JNL
                                                 U.S. Government  T. Rowe Price/    T. Rowe Price/       T. Rowe
                                                   & Quality      JNL Established    JNL Mid-Cap        Price/JNL
                                                 Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                                 --------------  ----------------  ----------------  ---------------
STANDARD BENEFIT

   Proceeds from units issued                      $   738,509       $ 494,502       $  744,685       $   883,704
   Value of units redeemed                            (268,729)       (419,493)        (380,600)          (74,165)
   Transfers between portfolios                        624,517         478,361         (667,376)        1,013,692
                                                 --------------  ----------------  ----------------  ---------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,094,297         553,370         (303,291)        1,823,231
   DEDUCTIONS:
   Policyholder charges                                  5,252          17,240           12,355               744
                                                 --------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,089,045       $ 536,130       $ (315,646)      $ 1,822,487
                                                 ==============  ================  ================  ===============

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                      $ 1,010,691       $ 391,401       $  354,429       $   743,057
   Value of units redeemed                             (21,781)         (1,796)          (2,212)           (7,743)
   Transfers between portfolios                        266,226         246,235           62,268           220,299
                                                 --------------  ----------------  ----------------  ---------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,255,136         635,840          414,485           955,613
   DEDUCTIONS:
   Policyholder charges                                      -              54               61               389
                                                 --------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,255,136       $ 635,786       $  414,424       $   955,224
-----------------------------------              ==============  ================  ================  ===============
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                                                      JNL/S&P             JNL/S&P
                                                   Conservative           Moderate
                                                 Growth Portfolio I  Growth Portfolio I
                                                 ------------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 1,573,917          $ 3,268,585
   Value of units redeemed                            (304,367)            (456,349)
   Transfers between portfolios                        926,849              493,742
                                                 ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      2,196,399            3,305,978
   DEDUCTIONS:
   Policyholder charges                                  9,625                7,837
                                                 ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 2,186,774          $ 3,298,141
                                                 ==================  ==================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                      $ 1,650,175          $ 3,782,905
   Value of units redeemed                              (4,243)             (10,334)
   Transfers between portfolios                         12,240              253,982
                                                 ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,658,172            4,026,553
   DEDUCTIONS:
   Policyholder charges                                      -                    -
                                                 ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,658,172          $ 4,026,553
-----------------------------------              ==================  ==================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                        JNL/S&P            JNL/S&P                              JNL/S&P Equity
                                                      Aggressive       Very Aggressive      JNL/S&P Equity        Aggressive
                                                  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                                  ------------------  ------------------  ------------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                        $  290,822           $ 234,357         $   986,948           $ 106,613
   Value of units redeemed                             (120,048)            (49,814)           (402,759)            (26,969)
   Transfers between portfolios                        (333,771)            111,345             311,124             (72,143)
                                                  ------------------  ------------------  ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                        (162,997)            295,888             895,313               7,501
   DEDUCTIONS:
   Policyholder charges                                   4,709               2,622              25,461               2,704
                                                  ------------------  ------------------  ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                     $ (167,706)          $ 293,266         $   869,852           $   4,797
                                                  ==================  ==================  ==================  ==================

CONTRACT ENHANCEMENT BENEFIT *

   Proceeds from units issued                        $  655,189           $ 397,638         $ 1,572,251           $  25,813
   Value of units redeemed                                    -              (5,196)                  -                   -
   Transfers between portfolios                          21,315              (1,709)            156,116              50,000
                                                  ------------------  ------------------  ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                         676,504             390,733           1,728,367              75,813
   DEDUCTIONS:
   Policyholder charges                                       -                   -                   -                   -
                                                  ------------------  ------------------  ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                     $  676,504           $ 390,733         $ 1,728,367           $  75,813
-----------------------------------               ==================  ==================  ==================  ==================
*    OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------
  The following is a summary of contract transactions for the period ended December 31, 2000:



                                                                                             JNL/Eagle
                                                     JNL/Alger         JNL/Alliance       JNL/Eagle Core       SmallCap
                                                 Growth Portfolio  Growth Portfolio (a)  Equity Portfolio  Equity Portfolio
                                                 ----------------  --------------------  ----------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                     $ 7,222,854       $  992,033             $ 718,233        $   904,959
   Value of units redeemed                           (574,833)          (9,781)              (57,705)           (62,527)
   Transfers between portfolios                    (1,155,720)          95,155               136,632            345,465
                                                 ----------------  --------------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                     5,492,301        1,077,407               797,160          1,187,897
   DEDUCTIONS:
   Policyholder charges                                15,475                -                   249              1,796
                                                 ----------------  --------------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 5,476,826       $1,077,407             $ 796,911        $ 1,186,101
-----------------------------------              ================  ====================  ================  ================

(A)  INCEPTION DATE MAY 1, 2000.






                                                     JNL/Janus        JNL/Janus      JNL/Janus          JNL/Janus
                                                    Aggressive        Balanced        Capital             Global
                                                 Growth Portfolio  Portfolio (a)  Growth Portfolio  Equities Portfolio
                                                 ----------------  -------------  ----------------  ------------------
STANDARD BENEFIT

   Proceeds from units issued                     $ 15,488,213     $ 1,079,746     $ 17,906,983      $ 9,799,380
   Value of units redeemed                          (1,040,498)        (18,654)     (1,071,480)         (481,804)
   Transfers between portfolios                      1,077,140         269,312         911,470         4,325,337
                                                 ----------------  -------------  ----------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                     15,524,855       1,330,404      17,746,973        13,642,913
   DEDUCTIONS:
   Policyholder charges                                 25,179              11          31,144            16,904
                                                 ----------------  -------------  ----------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 15,499,676     $ 1,330,393     $ 17,715,829      $ 13,626,009
-----------------------------------              ================  =============  ================  ==================

(A)  INCEPTION DATE MAY 1, 2000.





                                                                     JNL/Putnam
                                                    JNL/Putnam      International
                                                 Growth Portfolio  Equity Portfolio
                                                 ----------------  ----------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 3,500,166      $ 1,698,296
   Value of units redeemed                            (346,505)        (315,593)
   Transfers between portfolios                        444,830          571,801
                                                 ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      3,598,491        1,954,504
   DEDUCTIONS:
   Policyholder charges                                  3,870           15,504
                                                 ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 3,594,621      $ 1,939,000
-----------------------------------              ================  ================

(A)  INCEPTION DATE MAY 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                   JNL/Putnam     JNL/Putnam    PPM America/  PPM America/
                                                  Midcap Growth   Value Equity  JNL Balanced  JNL High Yield
                                                  Portfolio (a)    Portfolio     Portfolio    Bond Portfolio
                                                  --------------  ------------  ------------  ------------
STANDARD BENEFIT

   Proceeds from units issued                         $ 492,289   $ 1,991,563     $ 947,351     $ 572,609
   Value of units redeemed                                 (917)     (173,091)     (129,582)     (113,340)
   Transfers between portfolios                          79,626       189,432       182,062        36,515
                                                  --------------  ------------  ------------  ------------
   Total gross deposits (withdrawals) net of
      transfers                                         570,998     2,007,904       999,831       495,784
   DEDUCTIONS:
   Policyholder charges                                       -         3,246         1,761           939
                                                  --------------  ------------  ------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                      $ 570,998   $ 2,004,658     $ 998,070     $ 494,845
-----------------------------------               ==============  ============  ============  ============

(A)  INCEPTION DATE MAY 1, 2000.


                                                                                      Salomon
                                                                     Salomon        Brothers/JNL
                                                 PPM America/       Brothers/       U.S. Government  T. Rowe Price/
                                                   JNL Money       JNL Global        & Quality       JNL Established
                                                 Market Portfolio  Bond Portfolio   Bond Portfolio   Growth Portfolio
                                                 ----------------  --------------   --------------   ----------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 4,225,124       $ 198,880      $   616,069      $ 2,271,097
   Value of units redeemed                            (327,285)        (25,844)        (100,736)        (196,261)
   Transfers between portfolios                       (912,249)        121,628          611,272          478,316
                                                 ----------------  --------------   --------------   ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      2,985,590         294,664        1,126,605        2,553,152
   DEDUCTIONS:
   Policyholder charges                                 14,969             111              762            2,132
                                                 ----------------  --------------   --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 2,970,621       $ 294,553      $ 1,125,843      $ 2,551,020
-----------------------------------              ================  ==============   ==============   ================

(A)  INCEPTION DATE MAY 1, 2000.


                                                 T. Rowe Price/           T. Rowe
                                                  JNL Mid-Cap             Price/JNL
                                                 Growth Portfolio    Value Portfolio (a)
                                                 ----------------    ------------------
STANDARD BENEFIT

   Proceeds from units issued                      $ 3,136,283         $ 205,191
   Value of units redeemed                            (134,661)             (970)
   Transfers between portfolios                      1,139,021           166,733
                                                 ----------------    ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      4,140,643           370,954
   DEDUCTIONS:
   Policyholder charges                                  2,616                 -
                                                 ----------------    ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 4,138,027         $ 370,954
-----------------------------------              ================    ==================

(A)  INCEPTION DATE MAY 1, 2000.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------

                                                    JNL/S&P           JNL/S&P                JNL/S&P               JNL/S&P
                                                  Conservative        Moderate              Aggressive         Very Aggressive
                                               Growth Portfolio I  Growth Portfolio I   Growth Portfolio I   Growth Portfolio I
                                               ------------------  ------------------   ------------------   ------------------
STANDARD BENEFIT

   Proceeds from units issued                    $ 1,559,123          $ 2,764,873        $ 3,302,895          $   652,860
   Value of units redeemed                           (24,161)            (121,482)           (53,183)              (6,839)
   Transfers between portfolios                      114,895              518,168            379,759              389,468
                                               ------------------  ------------------   ------------------   ------------------
   Total gross deposits (withdrawals) net of
      transfers                                    1,649,857            3,161,559          3,629,471            1,035,489
   DEDUCTIONS:
   Policyholder charges                                  145                3,243                211                  139
                                               ------------------  ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      from contract transactions                 $ 1,649,712          $ 3,158,316        $ 3,629,260          $ 1,035,350
                                               ==================  ==================   ==================   ==================


                                                                             JNL/S&P Equity
                                                  JNL/S&P Equity               Aggressive
                                                Growth Portfolio I         Growth Portfolio I
                                                ------------------         ------------------
 STANDARD BENEFIT

    Proceeds from units issued                    $ 2,495,493                 $ 1,336,198
    Value of units redeemed                           (57,994)                    (13,697)
    Transfers between portfolios                      756,027                    (249,356)
                                                ------------------         ------------------
    Total gross deposits (withdrawals) net of
       transfers                                    3,193,526                   1,073,145
    DEDUCTIONS:
    Policyholder charges                                  324                         782
                                                ------------------         ------------------
    Net increase (decrease) in net assets
       from contract transactions                 $ 3,193,202                 $ 1,072,363
                                                ==================         ==================


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS
-----------------------------
The following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the years since inception in the period ended December 31, 2001:


                                                         AIM/                 AIM/
                                                     JNL Large Cap        JNL Small Cap         AIM/JNL                JNL/Alger
                                                  Growth Portfolio(e)  Growth Portfolio(e) Value II Portfolio(e)    Growth Portfolio
                                                  -------------------  ------------------- ---------------------    ----------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $10.269081           $11.055922            $11.023744              $10.504819
   Net Assets (in thousands)                       $       36           $       39            $       61              $    8,514
   Units Outstanding (in thousands)                         3                    4                     6                     811
   Total Return                                         2.69%               10.56%                10.24%                 -13.16%
   Ratio of Expenses to Average Net Assets              1.40%                1.40%                 1.40%                   1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                             n/a                  n/a                   n/a              $12.096268
   Net Assets (in thousands)                              n/a                  n/a                   n/a              $   11,755
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                     972
   Total Return                                           n/a                  n/a                   n/a                 -14.64%
   Ratio of Expenses to Average Net Assets*               n/a                  n/a                   n/a                   1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                             n/a                  n/a                   n/a              $14.170805
   Net Assets (in thousands)                              n/a                  n/a                   n/a              $    8,319
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                     587
   Total Return                                           n/a                  n/a                   n/a                  31.94%
   Ratio of Expenses to Average Net Assets*               n/a                  n/a                   n/a                   1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                             n/a                  n/a                   n/a              $10.740700
   Net Assets (in thousands)                              n/a                  n/a                   n/a              $       39
   Units Outstanding (in thousands)                       n/a                  n/a                   n/a                       4
   Total Return                                           n/a                  n/a                   n/a                   7.41%
   Ratio of Expenses to Average Net Assets*               n/a                  n/a                   n/a                   1.40%
------------------------------------
*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 29, 1999.
(B)  COMMENCEMENT OF OPERATIONS MARCH 22, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(D)  FUND INCEPTION MAY 1, 2000.
(E)  FUND INCEPTION OCTOBER 29, 2001.




                                                                                            JNL/Eagle            JNL/Janus
                                                   JNL/Alliance       JNL/Eagle Core         SmallCap            Aggressive
                                                Growth Portfolio(d) Equity Portfolio(b) Equity Portfolio(c) Growth Portfolio (a)
                                                ------------------- ------------------- ------------------- --------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 6.595748         $10.379886          $11.501957             $ 9.065884
   Net Assets (in thousands)                       $    1,234         $    1,426          $    2,477             $   13,691
   Units Outstanding (in thousands)                       187                137                 215                  1,510
   Total Return                                       -15.78%            -11.09%               9.44%                -31.19%
   Ratio of Expenses to Average Net Assets              1.40%              1.40%               1.40%                  1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 7.831161         $11.674317          $10.509551             $13.174866
   Net Assets (in thousands)                       $      870         $    1,622          $    1,814             $   23,447
   Units Outstanding (in thousands)                       111                139                 173                  1,780
   Total Return                                       -21.69%             -1.11%             -14.44%                -22.04%
   Ratio of Expenses to Average Net Assets*             1.40%              1.40%               1.40%                  1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                             n/a         $11.805260          $12.283910             $16.898445
   Net Assets (in thousands)                              n/a         $      850          $      922             $   14,791
   Units Outstanding (in thousands)                       n/a                 72                  75                    875
   Total Return                                           n/a             18.05%              22.84%                 68.98%
   Ratio of Expenses to Average Net Assets*               n/a              1.40%               1.40%                  1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                             n/a                n/a                 n/a                    n/a
   Net Assets (in thousands)                              n/a                n/a                 n/a                    n/a
   Units Outstanding (in thousands)                       n/a                n/a                 n/a                    n/a
   Total Return                                           n/a                n/a                 n/a                    n/a
   Ratio of Expenses to Average Net Assets*               n/a                n/a                 n/a                    n/a
------------------------------------
*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 29, 1999.
(B)  COMMENCEMENT OF OPERATIONS MARCH 22, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(D)  FUND INCEPTION MAY 1, 2000.
(E)  FUND INCEPTION OCTOBER 29, 2001.


                                                   JNL/Janus        JNL/Janus
                                                   Balanced          Capital
                                                 Portfolio (d)   Growth Portfolio
                                                 -------------   ----------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       $ 9.509179    $ 9.508060
   Net Assets (in thousands)                        $    2,800    $   11,496
   Units Outstanding (in thousands)                        294         1,209
   Total Return                                         -5.82%       -41.03%
   Ratio of Expenses to Average Net Assets               1.40%         1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       $10.097165    $16.122236
   Net Assets (in thousands)                        $    1,309    $   21,952
   Units Outstanding (in thousands)                        130         1,362
   Total Return                                          0.97%       -35.64%
   Ratio of Expenses to Average Net Assets*              1.40%         1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                              n/a    $25.051730
   Net Assets (in thousands)                               n/a    $   16,043
   Units Outstanding (in thousands)                        n/a           640
   Total Return                                            n/a       121.08%
   Ratio of Expenses to Average Net Assets*                n/a         1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                              n/a    $11.331673
   Net Assets (in thousands)                               n/a    $        5
   Units Outstanding (in thousands)                        n/a             -
   Total Return                                            n/a        13.32%
   Ratio of Expenses to Average Net Assets*                n/a         1.40%
------------------------------------
*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 29, 1999.
(B)  COMMENCEMENT OF OPERATIONS MARCH 22, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(D)  FUND INCEPTION MAY 1, 2000.
(E)  FUND INCEPTION OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------




                                                       AIM/                 AIM/
                                                   JNL Large Cap        JNL Small Cap           AIM/JNL             JNL/Alger
                                                Growth Portfolio(a)  Growth Portfolio(a)  Value II Portfolio(a)  Growth Portfolio
                                                -------------------  -------------------  ---------------------  ----------------


CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                           n/a                  n/a               $10.175932           $ 8.757375
   Net Assets (in thousands)                            n/a                  n/a               $       10           $      285
   Units Outstanding (in thousands)                     n/a                  n/a                        1                   33
   Total Return                                         n/a                  n/a                    1.76%              -12.43%
   Ratio of Expenses to Average Net Assets*             n/a                  n/a                   1.825%               1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION OCTOBER 29, 2001.



                                                                                             JNL/Eagle          JNL/Janus
                                                     JNL/Alliance       JNL/Eagle Core        SmallCap          Aggressive
                                                   Growth Portfolio    Equity Portfolio   Equity Portfolio   Growth Portfolio
                                                   ----------------    ----------------   ----------------   ----------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         $ 8.733208        $ 9.243211         $ 9.682239         $ 8.035502
   Net Assets (in thousands)                          $      423        $      466         $      283         $      362
   Units Outstanding (in thousands)                           48                50                 29                 45
   Total Return                                          -12.67%            -7.57%             -3.18%            -19.64%
   Ratio of Expenses to Average Net Assets*               1.825%            1.825%             1.825%             1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION OCTOBER 29, 2001.


                                                     JNL/Janus       JNL/Janus
                                                     Balanced          Capital
                                                     Portfolio     Growth Portfolio
                                                     ---------     ----------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $ 9.648733     $ 7.343670
   Net Assets (in thousands)                         $      937     $      392
   Units Outstanding (in thousands)                          97             53
   Total Return                                          -3.51%        -26.56%
   Ratio of Expenses to Average Net Assets*              1.825%         1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------




                                                   JNL/Janus      JNL/Oppenheimer                            JNL/PIMCO
                                                    Global        Global Growth    JNL/Oppenheimer          Total Return
                                              Equities Portfolio  Portfolio (b)    Growth Portfolio (b)    Bond Portfolio (c)
                                              ------------------  -------------    --------------------    ------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                   $10.462604          $ 9.184038      $ 9.476549              $ 9.777524
   Net Assets (in thousands)                    $    8,505          $      258      $      133              $       62
   Units Outstanding (in thousands)                    813                  28              14                       6
   Total Return                                    -24.58%              -8.16%          -5.23%                  -2.22%
   Ratio of Expenses to Average Net Assets*          1.40%               1.40%           1.40%                   1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                   $13.871569                 n/a             n/a                     n/a
   Net Assets (in thousands)                    $   14,424                 n/a             n/a                     n/a
   Units Outstanding (in thousands)                  1,040                 n/a             n/a                     n/a
   Total Return                                    -19.41%                 n/a             n/a                     n/a
   Ratio of Expenses to Average Net Assets*          1.40%                 n/a             n/a                     n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                   $17.213570                 n/a             n/a                     n/a
   Net Assets (in thousands)                    $    4,990                 n/a             n/a                     n/a
   Units Outstanding (in thousands)                    290                 n/a             n/a                     n/a
   Total Return                                     62.29%                 n/a             n/a                     n/a
   Ratio of Expenses to Average Net Assets*          1.40%                 n/a             n/a                     n/a

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                   $10.606788                 n/a             n/a                     n/a
   Net Assets (in thousands)                    $       29                 n/a             n/a                     n/a
   Units Outstanding (in thousands)                      3                 n/a             n/a                     n/a
   Total Return                                      6.07%                 n/a             n/a                     n/a
   Ratio of Expenses to Average Net Assets*          1.40%                 n/a             n/a                     n/a
------------------------------------

*     ANNUALIZED.
(A)  FUND INCEPTION MAY 1, 2000.
(B)  FUND INCEPTION MAY 1, 2001.
(C)  FUND INCEPTION OCTOBER 29, 2001.




                                                                  JNL/Putnam       JNL/Putnam      JNL/Putnam
                                                JNL/Putnam       International    Midcap Growth   Value Equity
                                              Growth Portfolio  Equity Portfolio  Portfolio (a)    Portfolio
                                              ----------------  ----------------  -------------    ---------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $ 8.295230      $ 8.823666        $ 7.312892      $ 9.490032
   Net Assets (in thousands)                     $    4,733      $    2,469        $      796      $    8,126
   Units Outstanding (in thousands)                     571             280               109             856
   Total Return                                     -26.06%         -21.40%           -27.99%          -7.63%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%             1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    $11.218801      $11.226356        $10.155592      $10.273964
   Net Assets (in thousands)                     $    7,801      $    2,989        $      556      $    7,726
   Units Outstanding (in thousands)                     695             266                55             752
   Total Return                                     -18.98%         -15.18%             1.56%           5.48%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%             1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    $13.847598      $13.234738               n/a      $ 9.740109
   Net Assets (in thousands)                     $    5,859      $    1,406               n/a      $    5,276
   Units Outstanding (in thousands)                     423             106               n/a             542
   Total Return                                      27.69%          30.37%               n/a          -2.42%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%               n/a           1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                    $10.845108      $10.151883               n/a      $ 9.981211
   Net Assets (in thousands)                     $        -      $        -               n/a      $       10
   Units Outstanding (in thousands)                       -               -               n/a               1
   Total Return                                       8.45%           1.52%               n/a          -0.19%
   Ratio of Expenses to Average Net Assets*           1.40%           1.40%               n/a           1.40%
------------------------------------

*     ANNUALIZED.
(A)  FUND INCEPTION MAY 1, 2000.
(B)  FUND INCEPTION MAY 1, 2001.
(C)  FUND INCEPTION OCTOBER 29, 2001.

                                                  Lazard/JNL           Lazard/JNL
                                                    Mid Cap             Small Cap
                                               Value Portfolio (c)  Value Portfolio (c)
                                               ----------------     -------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     $10.856520         $11.024118
   Net Assets (in thousands)                      $      129         $       73
   Units Outstanding (in thousands)                       12                  7
   Total Return                                        8.57%             10.24%
   Ratio of Expenses to Average Net Assets*            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                            n/a                n/a
   Net Assets (in thousands)                             n/a                n/a
   Units Outstanding (in thousands)                      n/a                n/a
   Total Return                                          n/a                n/a
   Ratio of Expenses to Average Net Assets*              n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                            n/a                n/a
   Net Assets (in thousands)                             n/a                n/a
   Units Outstanding (in thousands)                      n/a                n/a
   Total Return                                          n/a                n/a
   Ratio of Expenses to Average Net Assets*              n/a                n/a

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                            n/a                n/a
   Net Assets (in thousands)                             n/a                n/a
   Units Outstanding (in thousands)                      n/a                n/a
   Total Return                                          n/a                n/a
   Ratio of Expenses to Average Net Assets*              n/a                n/a
------------------------------------

*     ANNUALIZED.
(A)  FUND INCEPTION MAY 1, 2000.
(B)  FUND INCEPTION MAY 1, 2001.
(C)  FUND INCEPTION OCTOBER 29, 2001.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------




                                                JNL/Janus         JNL/Oppenheimer                               JNL/PIMCO
                                                  Global           Global Growth       JNL/Oppenheimer         Total Return
                                             Equities Portfolio    Portfolio (a)     Growth Portfolio (a)    Bond Portfolio (b)
                                             ------------------    -------------     --------------------    ------------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         n/a            $ 9.050551         $ 9.365809              $ 9.770700
   Net Assets (in thousands)                          n/a            $      549         $      308              $      338
   Units Outstanding (in thousands)                   n/a                    61                 33                      35
   Total Return                                       n/a                -9.49%             -6.34%                  -2.29%
   Ratio of Expenses to Average Net Assets*           n/a                1.825%             1.825%                  1.825%
------------------------------------


*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION MAY 1, 2001.
(B)  FUND INCEPTION OCTOBER 29, 2001.

                                                                    JNL/Putnam        JNL/Putnam     JNL/Putnam
                                                  JNL/Putnam       International     Midcap Growth  Value Equity
                                                Growth Portfolio  Equity Portfolio    Portfolio      Portfolio
                                                ----------------  ----------------    ---------      ---------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 8.109137      $ 8.778597        $ 8.027341     $ 9.139763
   Net Assets (in thousands)                       $      123      $      255        $      404     $    1,059
   Units Outstanding (in thousands)                        15              29                50            116
   Total Return                                       -18.91%         -12.21%           -19.73%         -8.60%
   Ratio of Expenses to Average Net Assets*            1.825%          1.825%            1.825%         1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION MAY 1, 2001.
(B)  FUND INCEPTION OCTOBER 29, 2001.





                                                       Lazard/JNL            Lazard/JNL
                                                         Mid Cap              Small Cap
                                                    Value Portfolio (b)  Value Portfolio (b)
                                                    -------------------  -------------------
CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                          $10.521134          $10.815225
   Net Assets (in thousands)                           $       23          $       55
   Units Outstanding (in thousands)                             2                   5
   Total Return                                             5.21%               8.15%
   Ratio of Expenses to Average Net Assets*                1.825%              1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.
(A)  FUND INCEPTION MAY 1, 2001.
(B)  FUND INCEPTION OCTOBER 29, 2001.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                                                                     Salomon
                                               PPM America/   PPM America/      PPM America/         Brothers/
                                               JNL Balanced    High Yield        JNL Money           JNL Global
                                               Portfolio (a)  Bond Portfolio  Market Portfolio    Bond Portfolio (a)
                                               -------------  --------------  ----------------    ------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $11.474475     $ 9.686955      $11.001639            $11.254871
   Net Assets (in thousands)                     $    4,414     $    3,630      $    5,654            $    1,550
   Units Outstanding (in thousands)                     385            375             514                   138
   Total Return                                       9.03%          4.19%           1.99%                 5.32%
   Ratio of Expenses to Average Net Assets*           1.40%          1.40%           1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    $10.524415     $ 9.297484      $10.787298            $10.685887
   Net Assets (in thousands)                     $    3,080     $    2,179      $    4,209            $      874
   Units Outstanding (in thousands)                     293            234             390                    82
   Total Return                                       6.75%         -6.93%           4.39%                 5.69%
   Ratio of Expenses to Average Net Assets*           1.40%          1.40%           1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    $ 9.858727     $ 9.989285      $10.334037            $10.110410
   Net Assets (in thousands)                     $    1,867     $    1,832      $    1,142            $      537
   Units Outstanding (in thousands)                     189            183             111                    53
   Total Return                                      -1.41%         -0.32%           3.21%                 1.10%
   Ratio of Expenses to Average Net Assets*           1.40%          1.40%           1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                           n/a      $10.021153     $10.012750                   n/a
   Net Assets (in thousands)                            n/a            $ 10            $ 2                   n/a
   Units Outstanding (in thousands)                     n/a               1              -                   n/a
   Total Return                                         n/a           0.21%          0.13%                   n/a
   Ratio of Expenses to Average Net Assets*             n/a           1.40%          1.40%                   n/a
------------------------------------

*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 21, 1999.
(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 9, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(D)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(E)  FUND INCEPTION MAY 1, 2000.


                                                      Salomon
                                                    Brothers/JNL
                                                   U.S. Government   T. Rowe Price/       T. Rowe Price/      T. Rowe
                                                     & Quality       JNL Established       JNL Mid-Cap        Price/JNL
                                                   Bond Portfolio  Growth Portfolio (b)  Growth Portfolio  Value Portfolio (e)
                                                   --------------  --------------------  ----------------  -------------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         $11.241325     $10.872746           $13.312135         $10.927669
   Net Assets (in thousands)                          $    4,148     $    5,644           $    5,991         $    2,182
   Units Outstanding (in thousands)                          369            519                  450                200
   Total Return                                            5.52%        -11.49%               -2.87%             -0.63%
   Ratio of Expenses to Average Net Assets*                1.40%          1.40%                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                         $10.653265     $12.283983           $13.705900         $10.997229
   Net Assets (in thousands)                          $    2,883     $    5,732           $    6,525         $      395
   Units Outstanding (in thousands)                          271            467                  476                 36
   Total Return                                            9.86%         -1.71%                5.68%              9.97%
   Ratio of Expenses to Average Net Assets*                1.40%          1.40%                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                         $ 9.696972     $12.498154           $12.969005                n/a
   Net Assets (in thousands)                          $    1,530     $    3,352           $    2,206                n/a
   Units Outstanding (in thousands)                          158            268                  170                n/a
   Total Return                                           -3.86%         24.98%               18.46%                n/a
   Ratio of Expenses to Average Net Assets*                1.40%          1.40%                1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                         $10.086091            n/a           $10.948441                n/a
   Net Assets (in thousands)                          $       10            n/a           $        -                n/a
   Units Outstanding (in thousands)                            1            n/a                    -                n/a
   Total Return                                            0.86%            n/a                9.48%                n/a
   Ratio of Expenses to Average Net Assets*                1.40%            n/a                1.40%                n/a
------------------------------------

*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 21, 1999.
(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 9, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(D)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(E)  FUND INCEPTION MAY 1, 2000.


                                                     JNL/S&P          JNL/S&P
                                                  Conservative       Moderate
                                                     Growth           Growth
                                                  Portfolio I (d)   Portfolio I (c)
                                                  ---------------   ---------------

STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $10.023547      $10.137740
   Net Assets (in thousands)                         $    4,740      $    6,956
   Units Outstanding (in thousands)                         473             686
   Total Return                                          -6.04%          -8.63%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                        $10.667420      $11.095608
   Net Assets (in thousands)                         $    2,772      $    4,153
   Units Outstanding (in thousands)                         260             374
   Total Return                                          -2.99%          -5.67%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                        $10.996298      $11.762325
   Net Assets (in thousands)                         $    1,233      $    1,270
   Units Outstanding (in thousands)                         112             108
   Total Return                                           9.96%          17.62%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                               n/a             n/a
   Net Assets (in thousands)                                n/a             n/a
   Units Outstanding (in thousands)                         n/a             n/a
   Total Return                                             n/a             n/a
   Ratio of Expenses to Average Net Assets*                 n/a             n/a
------------------------------------

*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS JANUARY 21, 1999.
(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 9, 1999.
(C)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(D)  COMMENCEMENT OF OPERATIONS APRIL 22, 1999.
(E)  FUND INCEPTION MAY 1, 2000.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                                                                  Salomon
                                               PPM America/   PPM America/      PPM America/      Brothers/
                                               JNL Balanced    High Yield        JNL Money       JNL Global
                                                Portfolio     Bond Portfolio  Market Portfolio  Bond Portfolio
                                                ---------     --------------  ----------------  --------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $10.126429     $ 9.880263      $10.041177        $10.318554
   Net Assets (in thousands)                     $      667     $      709      $    1,285        $      340
   Units Outstanding (in thousands)                      66             72             128                33
   Total Return                                       1.26%         -1.20%           0.41%             3.19%
   Ratio of Expenses to Average Net Assets           1.825%         1.825%          1.825%            1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                                                   Salomon
                                                Brothers/JNL
                                                U.S. Government  T. Rowe Price/      T. Rowe Price/           T. Rowe
                                                  & Quality      JNL Established       JNL Mid-Cap            Price/JNL
                                                Bond Portfolio   Growth Portfolio    Growth Portfolio      Value Portfolio
                                                --------------   ----------------    ----------------      ---------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $10.464504     $ 9.212695            $ 9.476180          $ 9.499841
   Net Assets (in thousands)                       $    1,253     $      653            $      426          $      959
   Units Outstanding (in thousands)                       120             71                    45                 101
   Total Return                                         4.65%         -7.87%                -5.24%              -5.00%
   Ratio of Expenses to Average Net Assets             1.825%         1.825%                1.825%              1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                                                    JNL/S&P        JNL/S&P
                                                 Conservative     Moderate
                                                    Growth         Growth
                                                  Portfolio I    Portfolio I
                                                 --------------  ------------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     $ 9.596988      $ 9.134164
   Net Assets (in thousands)                      $    1,665      $    4,045
   Units Outstanding (in thousands)                      173             443
   Total Return                                       -4.03%          -8.66%
   Ratio of Expenses to Average Net Assets            1.825%          1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                 JNL/S&P          JNL/S&P                         JNL/S&P Equity
                                                Aggressive     Very Aggressive   JNL/S&P Equity    Aggressive
                                                  Growth           Growth           Growth           Growth
                                               Portfolio I (b)  Portfolio I (c)  Portfolio I (a)  Portfolio I (a)
                                               ---------------  ---------------  ---------------  ---------------
STANDARD BENEFIT

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    $ 9.545538       $ 8.893409       $ 9.476264       $ 9.508571
   Net Assets (in thousands)                     $    3,592       $    1,131       $    4,053       $    1,157
   Units Outstanding (in thousands)                     376              127              428              122
   Total Return                                     -11.83%          -14.94%          -15.51%          -14.97%
   Ratio of Expenses to Average Net Assets*           1.40%            1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                   $10.826340       $10.455100       $11.215864       $11.182167
   Net Assets (in thousands)                    $    4,321       $    1,013       $    3,927       $    1,394
   Units Outstanding (in thousands)                    399               97              350              125
   Total Return                                    -10.63%          -18.31%          -15.25%          -16.38%
   Ratio of Expenses to Average Net Assets*          1.40%            1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                   $12.113662       $12.798458       $13.233816       $13.372109
   Net Assets (in thousands)                    $    1,204       $      199       $    1,466       $      629
   Units Outstanding (in thousands)                     99               16              111               47
   Total Return                                     21.14%           27.98%           32.34%           33.72%
   Ratio of Expenses to Average Net Assets*          1.40%            1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1998

   Unit Value                                          n/a              n/a              n/a              n/a
   Net Assets (in thousands)                           n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)                    n/a              n/a              n/a              n/a
   Total Return                                        n/a              n/a              n/a              n/a
   Ratio of Expenses to Average Net Assets*            n/a              n/a              n/a              n/a
------------------------------------


*     ANNUALIZED.
(A)  COMMENCEMENT OF OPERATIONS APRIL 20, 1999.
(B)  COMMENCEMENT OF OPERATIONS MAY 10, 1999.
(C)  COMMENCEMENT OF OPERATIONS MAY 13, 1999.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                   JNL/S&P        JNL/S&P                        JNL/S&P Equity
                                                  Aggressive   Very Aggressive   JNL/S&P Equity   Aggressive
                                                    Growth         Growth           Growth          Growth
                                                 Portfolio I    Portfolio I      Portfolio I     Portfolio I
                                                 -----------    -----------      -----------     -----------

CONTRACT ENHANCEMENT BENEFIT **

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 9.060847     $ 9.045384     $ 8.603629      $ 9.559577
   Net Assets (in thousands)                       $      671     $      426     $    1,740      $       78
   Units Outstanding (in thousands)                        74             47            202               8
   Total Return                                        -9.39%         -9.55%        -13.96%          -4.40%
   Ratio of Expenses to Average Net Assets             1.825%         1.825%         1.825%          1.825%
------------------------------------

*     ANNUALIZED.
**   OPTIONAL BENEFIT EFFECTIVE MAY 1, 2001.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account I, at December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2001 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 1, 2002

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2001

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

------------------------------------------------------------------




Independent Auditors' Report                                   1



Balance Sheet                                                  2



Income Statement                                               3



Statement of Stockholder's Equity and Comprehensive Income     4



Statement of Cash Flows                                        5



Notes to Financial Statements                                  6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheet of Jackson National Life Insurance Company of New York as of December 31, 2001 and 2000 and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.







February 4, 2002

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS




BALANCE SHEET

------------------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
ASSETS                                                                           2001                 2000
                                                                          -------------------   ------------------
   Investments:
     Cash and short-term investments                                         $  40,705,483        $  27,636,100
     Fixed maturities, available for sale, at fair value (amortized
         cost: 2001, $524,094,302; 2000, $190,256,603)                         532,825,057          194,254,921
                                                                          -------------------   ------------------

         Total investments                                                     573,530,540          221,891,021

   Accrued investment income                                                     8,429,288            3,599,336
   Deferred acquisition costs                                                   48,481,027           22,895,570
   Furniture and equipment                                                         124,709              179,354
   Receivable for securities sold                                                3,725,713                   -
   Receivable from parent                                                               -                42,412
   Reinsurance recoverable                                                         670,714              437,564
   Other assets                                                                    230,962              575,482
   Variable annuity assets                                                     145,756,120          140,119,281
                                                                          -------------------   ------------------

         Total assets                                                        $ 780,949,073        $ 389,740,020
                                                                          ===================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                $     851,964        $     407,716
          Deposits on investment contracts                                     530,415,507          192,876,460
     General expenses payable                                                      807,826              233,891
     Payable to parent                                                             119,736                    -
     Securities lending payable                                                  9,546,098           17,000,000
     Deferred income taxes                                                      10,241,644            3,319,693
     Other liabilities                                                           7,162,244            3,147,490
     Variable annuity liabilities                                              145,756,120          140,119,281
                                                                          -------------------   ------------------

         Total liabilities                                                     704,901,139          357,104,531
                                                                          -------------------   ------------------

STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                 71,000,000           31,000,000
     Accumulated other comprehensive income                                      2,956,871            1,520,927
     Retained earnings (deficit)                                                    91,063           (1,885,438)
                                                                          -------------------   ------------------

     Total stockholder's equity                                                 76,047,934           32,635,489
                                                                          -------------------
                                                                                                ------------------

         Total liabilities and stockholder's equity                          $ 780,949,073        $ 389,740,020
                                                                          ===================   ==================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENT

-----------------------------------------------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,
                                                                  2001                  2000                 1999
                                                           --------------------   ------------------   ------------------
REVENUES
   Premiums                                                     $   141,888          $    66,831           $   13,874

   Net investment income                                         24,732,424           11,357,097            1,536,382

   Net realized investment losses                                  (778,921)            (575,659)                  -

   Fee income:
      Mortality charges                                              75,486               31,699                1,151
      Expense charges                                                59,263               50,777                2,054
      Surrender charges                                             808,999              198,773               62,034
      Variable annuity fees                                       1,988,930            1,770,851              364,384
                                                           --------------------   ------------------   ------------------
   Total fee income                                               2,932,678            2,052,100              429,623

   Other income                                                     140,966              221,170              190,575
                                                           --------------------   ------------------   ------------------

      Total revenues                                             27,169,035           13,121,539            2,170,454
                                                           --------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Death benefits                                                      -                  50,000                -
   Interest credited on deposit liabilities                      20,818,446           10,260,176            1,261,745
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                    217,444              (41,974)              11,379
   Other policyholder benefits                                    2,738,415                6,299                  290
   Commissions                                                   24,879,503           15,538,783            9,226,887
   General and administrative expenses                            2,970,563            2,274,318            2,967,040
   Taxes, licenses and fees                                         612,519              622,677              193,918
   Deferral of policy acquisition costs                         (29,494,785)         (17,134,000)         (10,372,000)
   Amortization of acquisition costs:
     Attributable to operations                                   1,533,929            3,035,698              196,000
     Attributable to net realized investment losses                (148,000)            (172,698)               -
                                                           --------------------   ------------------   ------------------

     Total benefits and expenses                                 24,128,034           14,439,279            3,485,259
                                                           --------------------   ------------------   ------------------

     Pretax income (loss)                                         3,041,001           (1,317,740)          (1,314,805)

   Income tax expense (benefit)                                   1,064,500             (461,200)            (460,200)
                                                           --------------------   ------------------   ------------------

      NET INCOME (LOSS)                                         $ 1,976,501          $  (856,540)          $ (854,605)
                                                           ====================   ==================   ==================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

-----------------------------------------------------------------------------------------------------------------------



                                                                              YEARS ENDED DECEMBER 31,
                                                                   2001                 2000                1999
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                       $  2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                 31,000,000           16,000,000            6,000,000
   Capital contribution                                           40,000,000           15,000,000           10,000,000
                                                              -----------------   ------------------  -------------------
End of year                                                       71,000,000           31,000,000           16,000,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                  1,520,927             (436,762)               9,502
   Net unrealized gain (loss) on investments,
     net of tax of $773,229 in 2001; $1,054,185 in 2000 and
     $(240,296) in 1999                                            1,435,944            1,957,689             (446,264)
                                                              -----------------   ------------------  -------------------
End of year                                                        2,956,871            1,520,927             (436,762)
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                 (1,885,438)          (1,028,898)            (174,293)
   Net income (loss)                                               1,976,501             (856,540)            (854,605)
                                                              -----------------   ------------------  -------------------

End of year                                                           91,063           (1,885,438)          (1,028,898)
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $ 76,047,934         $ 32,635,489         $ 16,534,340
                                                              =================   ==================  ===================



                                                                             YEARS ENDED DECEMBER 31,
                                                                   2001                 2000                1999
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                                 $ 1,976,501          $  (856,540)       $   (854,605)
   Net unrealized holding gains (losses) arising during
     the period, net of tax of $797,161 in 2001; $993,512 in
     2000 and $(240,296) in 1999                                    1,480,389            1,845,010            (446,264)
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $(23,932) in 2001 and
      $60,673 in 2000                                                 (44,445)             112,679                  -

                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME (LOSS)                                       $ 3,412,445          $ 1,101,149        $ (1,300,869)
                                                              =================   ==================  ===================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



STATEMENT OF CASH FLOWS

-------------------------------------------------------------------------------------------------------------------------


                                                                              YEARS ENDED DECEMBER 31,
                                                                  2001                 2000                  1999
                                                            ------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                      $    1,976,501       $      (856,540)       $     (854,605)
      Adjustments to reconcile net loss to net cash
        (used in) provided by operating activities:
             Net realized investment losses                         778,921               575,659
                                                                                                              -
             Interest credited on deposit liabilities            20,818,446            10,260,176             1,261,745
             Amortization of discount on investments               (567,570)             (355,203)              (25,921)
             Deferred income taxes                                6,378,900             2,774,800              (160,200)
             Other charges                                         (943,748)             (281,249)              (65,239)
             Change in:
               Accrued investment income                         (4,829,952)           (2,450,273)           (1,071,128)
               Deferred acquisition costs                       (28,108,856)          (14,271,000)          (10,176,000)
               Federal income taxes recoverable                         -                     -                 174,802
               Other assets and liabilities, net                 (3,700,915)           16,305,047             3,248,314
                                                            ------------------   -------------------   -------------------

      NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES        (8,198,273)           11,701,417            (7,668,232)
                                                            ------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                 20,657,499            24,203,072             1,642,676
      Purchases of:
             Fixed maturities available for sale               (354,709,195)         (145,874,948)          (64,458,803)
                                                            ------------------   -------------------   -------------------
      NET CASH USED IN INVESTING ACTIVITIES                    (334,051,696)         (121,671,876)          (62,816,127)
                                                            ------------------   -------------------   -------------------

CASH  FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                           378,316,904           211,361,440           137,196,675
             Withdrawals                                        (28,984,164)          (11,539,319)           (2,476,840)
             Net transfers to separate accounts                 (34,013,388)          (91,859,436)          (61,511,926)
      Capital contribution from Parent                           40,000,000            15,000,000            10,000,000
                                                            ------------------   -------------------   -------------------


     NET CASH PROVIDED BY FINANCING ACTIVITIES                  355,319,352           122,962,685            83,207,909
                                                            ------------------   -------------------   -------------------
     NET INCREASE IN CASH AND SHORT-TERM
       INVESTMENTS                                               13,069,383            12,992,226            12,723,550

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR               27,636,100            14,643,874             1,920,324
                                                            ------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                 $   40,705,483       $    27,636,100        $   14,643,874
                                                            ==================   ===================   ===================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS


Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at fair value. Fixed maturities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.


     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $4.2 million and $1.7 million at December 31, 2001 and 2000, respectively, to reflect this change.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.


     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred and variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $145.8 million and $140.1 million at December 31, 2001 and 2000, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair values for deferred annuities are based on surrender value. The carrying value and fair value of such annuities approximated $525.9 million and $499.8 million, respectively, at December 31, 2001; $191.0 million and $181.2 million, respectively, at December 31, 2000.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $138.5 million and $133.2 million at December 31, 2001 and 2000, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2001, investments rated by the Company's investment advisor totaled $9.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB and Class 3 in BB.

           INVESTMENT RATING                            PERCENT OF TOTAL
                                                    -------------------------
           AAA                                                5.7%
           AA                                                 3.1
           A                                                 35.4
           BBB                                               53.5
                                                    -------------------------
               Investment grade                              97.7
                                                    -------------------------
           BB                                                 2.3
                                                    -------------------------
                  Below investment grade                      2.3
                                                    -------------------------
               Total fixed maturities                       100.0%
                                                    -------------------------


     The amortized cost and estimated fair value of fixed maturities are as follows:


                                                                  GROSS             GROSS          ESTIMATED
                                              AMORTIZED        UNREALIZED        UNREALIZED          FAIR
        DECEMBER 31, 2001                        COST             GAINS            LOSSES            VALUE
        --------------------------------    ---------------  ----------------  ---------------- ----------------
        U.S. Treasury securities            $   1,033,262      $      -           $    36,392    $     996,870
        Public utilities                       25,975,030           405,183           467,809       25,912,404
        Corporate securities                  441,464,091        13,041,015         4,301,354      450,203,752
        Mortgage-backed securities             55,621,919           720,442           630,330       55,712,031
                                            ---------------  ----------------  ---------------- ----------------
        Total                               $ 524,094,302      $ 14,166,640       $ 5,435,885    $ 532,825,057
                                            ===============  ================  ================ ================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

                                                                  GROSS            GROSS           ESTIMATED
                                              AMORTIZED        UNREALIZED       UNREALIZED           FAIR
        DECEMBER 31, 2000                       COST              GAINS           LOSSES             VALUE
        --------------------------------   ----------------  ---------------- ----------------  ----------------
        U.S. Treasury securities            $   1,002,493     $       2,817     $       -        $   1,005,310
        Public utilities                        9,281,959           280,391             -            9,562,350
        Corporate securities                  168,404,647         4,577,098        1,124,699       171,857,046
        Mortgage-backed securities             11,567,504           262,711             -           11,830,215
                                           ----------------  ---------------- ----------------  ----------------
        Total                               $ 190,256,603     $   5,123,017     $  1,124,699     $ 194,254,921
                                           ================  ================ ================  ================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                            AMORTIZED              ESTIMATED
                                                                               COST                FAIR VALUE
                                                                       ---------------------  ---------------------
     Due in 1 year or less                                                   $  10,105,992          $  10,308,145
     Due after 1 year through 5 years                                          162,637,398            165,948,615
     Due after 5 years through 10 years                                        284,801,471            289,886,386
     Due after 10 years through 20 years                                        10,927,522             10,969,880
     Mortgage-backed securities                                                 55,621,919             55,712,031
                                                                       ---------------------  ---------------------

        Total                                                                $ 524,094,302          $ 532,825,057

                                                                       =====================  =====================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $797,496 and $804,240 were on deposit with the State of New York at December 31, 2001 and 2000, respectively, as required by state insurance law.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2001 and 2000, the estimated fair value of loaned securities was $9.4 million and $16.6 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $9.5 million and $17.0 million at December 31, 2001 and 2000, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.


5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES


     All investment income for 2001, 2000 and 1999 related to interest income on short-term investments and fixed maturity securities. Investment expenses totaled $130,988, $58,391 and $36,915 in 2001, 2000 and 1999, respectively.
     Net realized investment losses totaled $778,921 and $575,659 in 2001 and 2000, respectively. No realized investment gains or losses were recognized in 1999. Net realized investment losses in 2001 include $499,869 of impairment losses considered other than temporary. There were no impairment write-downs in 2000 or 1999.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                    2001                 2000                 1999
                                                               ----------------     ----------------     ----------------
    Direct premiums                                                 $  557,812           $  467,229           $  216,094
        Ceded premiums                                                 415,924              400,398              202,220
                                                               ----------------     ----------------     ----------------
            Net premiums                                            $  141,888           $   66,831           $   13,874
                                                               ================     ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                                           DECEMBER 31,
                                                                    2001                 2000
                                                               ----------------     ----------------
     Ceded reserves                                                 $  664,368          $   425,265
     Ceded - other                                                       6,346               12,299
                                                               ----------------     ----------------
            Total                                                   $  670,714          $   437,564
                                                               ================     ================


7.   FEDERAL INCOME TAXES


     The components of the provision for federal income taxes are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                               2001                 2000                1999
                                                         -----------------    -----------------    ----------------

     Current tax benefit                                   $   (5,314,400)         $(3,236,000)        $  (300,000)
     Deferred tax expense (benefit)                             6,378,900            2,774,800            (160,200)
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                            $    1,064,500          $  (461,200)        $  (460,200)
                                                         =================    =================    ================

     The provisions for 2001, 2000 and 1999 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $5,326,328, $1,718,428 and $474,802 were recovered from JNL in 2001, 2000 and 1999, respectively.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:


                                                                                           DECEMBER 31,
                                                                                     2001                2000
                                                                               -----------------    ----------------
         Gross deferred tax asset
         Policy reserves and other insurance items                               $  7,428,796         $ 5,222,643
         Other, net                                                                    57,149
                                                                                                   -
                                                                               -----------------    ----------------
         Total deferred tax asset                                                   7,485,945           5,222,643
                                                                               -----------------    ----------------

         Gross deferred tax liability
         Deferred acquisition costs                                               (14,278,034)         (6,749,893)
         Net unrealized gains on available for sale securities                     (3,055,764)         (1,399,300)
         Other, net                                                                  (393,791)           (393,143)
                                                                               -----------------    ----------------
         Total deferred tax liability                                             (17,727,589)         (8,542,336)
                                                                               -----------------    ----------------

         Net deferred tax liability                                              $(10,241,644)       $ (3,319,693)
                                                                               =================    ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.


8.   CONTINGENCIES

     The  Company  is not  involved  in  litigation  that  would have a material
     adverse  affect  on  the  Company's   financial  condition  or  results  of
     operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2001, 2000 or 1999. The Company received capital contributions of $40.0 million, $15.0 million and $10.0 million in 2001, 2000 and 1999, respectively.


     Statutory capital and surplus of the Company was $45,610,553 and $20,456,868 at December 31, 2001 and 2000, respectively. Statutory net loss of the Company was $13,640,090, $5,995,914, and $5,061,575 in 2001, 2000
     and 1999, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2001 and 2000 that are significantly above the regulatory action levels.

     Effective January 1, 2001, the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, Codification of Statutory Accounting Principles became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in an immaterial impact on capital and surplus.



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



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------


10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $101,951, $109,610, and $108,480 in 2001, 2000 and 1999, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2001 relating to this lease are immaterial.

11.  RELATED PARTY TRANSACTIONS


     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $128,988, $56,558 and $10,450 to PPM for investment advisory services during 2001, 2000 and 1999, respectively.

     The Company has a service  agreement with its parent,  JNL, under which JNL
     provides  certain   administrative   services.   Administrative  fees  were
     $1,126,699, $801,145 and $450,536 in 2001, 2000 and 1999, respectively.



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